Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 2.8%
21,312	(1)	Advantage Solutions, Inc.	$33,673	0.0
7,584	(1)	AMC Networks, Inc.	133,327	0.0
4,564	(1)	Anterix, Inc.	150,795	0.0
3,384	(1)	Arena Group Holdings, Inc./The	14,382	0.0
3,095		ATN International, Inc.	126,647	0.0
5,966	(1)	Bandwidth, Inc.	90,683	0.0
5,445	(1)	Boston Omaha Corp.	128,883	0.0
25,105	(1)	Bumble, Inc.	490,803	0.1
8,236	(1)	Cardlytics, Inc.	27,961	0.0
25,602	(1)	Cargurus, Inc.	478,245	0.1
17,079	(1)	Cars.com, Inc.	329,625	0.1
33,453	(1)	Charge Enterprises, Inc.	36,798	0.0
27,281	(1)	Cinemark Holdings, Inc.	403,486	0.1
94,195	(1)	Clear Channel Outdoor Holdings, Inc.	113,034	0.0
10,930		Cogent Communications Holdings, Inc.	696,460	0.1
19,491	(1)	Consolidated Communications Holdings, Inc.	50,287	0.0
357	(1)	Daily Journal Corp.	101,731	0.0
10,463	(1)	DHI Group, Inc.	40,596	0.0
8,864	(1)	EchoStar Corp.	162,123	0.0
16,473		Entravision Communications Corp.	99,662	0.0
19,928	(1)	Eventbrite, Inc.	170,982	0.0
5,481	(1)	EverQuote, Inc.	76,186	0.0
15,188	(1)	EW Scripps Co.	142,919	0.0
45,544	(1),(2)	fuboTV, Inc.	55,108	0.0
35,954	(1)	Gannett Co., Inc.	67,234	0.0
172,642	(1)	Globalstar, Inc.	200,265	0.0
12,575	(1)	Gogo, Inc.	182,338	0.0
21,318		Gray Television, Inc.	185,893	0.0
3,743	(1)	IDT Corp.	127,561	0.0
30,087	(1)	iHeartMedia, Inc.	117,339	0.0
12,888	(1)	Imax Corp.	247,192	0.1
19,495	(1)	Innovid Corp.	27,488	0.0
10,512	(1)	Integral Ad Science Holding Corp.	150,006	0.0
31,763		Iridium Communications, Inc.	1,967,083	0.3
10,809		John Wiley & Sons, Inc.	419,065	0.1
10,805	(1)	KORE Group Holdings, Inc.	13,182	0.0
44,954	(1)	Liberty Latin America Ltd.	371,320	0.1
5,063	(1)	Liberty Latin America Ltd. - Class A	42,074	0.0
12,236	(1)	Liberty Media Corp.- Liberty Braves C Tracking Stock	412,231	0.1
14,775	(1)	Lions Gate Entertainment Corp. - Class A	163,559	0.0
28,946	(1)	Lions Gate Entertainment Corp. - Class B	300,459	0.1
6,489	(1)	Madison Square Garden Entertainment Corp.	383,305	0.1
32,864	(1)	Magnite, Inc.	304,321	0.1
6,188	(2)	Marcus Corp.	99,008	0.0
5,998	(1)	MediaAlpha, Inc.	89,850	0.0
6,203	(1)	Ooma, Inc.	77,600	0.0
9,805	(1)	Outbrain, Inc.	40,495	0.0
19,589	(1)	Playstudios, Inc.	72,283	0.0
10,748	(1)	PubMatic, Inc.	148,537	0.0
13,335	(1)	QuinStreet, Inc.	211,626	0.1
24,104	(1)	Quotient Technology, Inc.	79,061	0.0
19,394	(1)	Radius Global Infrastructure, Inc.	284,510	0.1
6,083	(1)	Reservoir Media, Inc.	39,661	0.0
7,430		Scholastic Corp.	254,255	0.1
12,499		Shenandoah Telecommunications Co.	237,731	0.1
6,179		Shutterstock, Inc.	448,595	0.1
9,706		Sinclair Broadcast Group, Inc.	166,555	0.0
83,217	(1)	Skillz, Inc.	49,364	0.0
20,285	(1)	Stagwell, Inc.	150,515	0.0
6,812	(1)	TechTarget, Inc.	246,049	0.1
55,327		TEGNA, Inc.	935,580	0.2
25,191		Telephone & Data Systems, Inc.	264,757	0.1
6,370	(1)	Thryv Holdings, Inc.	146,892	0.0
26,393	(1)	TrueCar, Inc.	60,704	0.0
3,613	(1)	United States Cellular Corp.	74,898	0.0
36,671	(1)	Vimeo, Inc.	140,450	0.0
57,634	(1)	Vinco Ventures, Inc.	18,518	0.0
6,015	(1),(2)	Vivid Seats, Inc.	45,894	0.0
13,581	(1)	WideOpenWest, Inc.	144,366	0.0
16,881	(1)	Yelp, Inc.	518,247	0.1
11,247	(1)	Ziff Davis, Inc.	877,828	0.2
18,993	(1)	ZipRecruiter, Inc.	302,748	0.1
			16,062,888	2.8

		Consumer Discretionary: 11.2%
7,221	(1)	1-800-Flowers.com, Inc.	83,042	0.0
5,847	(1)	1stdibs.com, Inc.	23,213	0.0
18,619	(1)	2U, Inc.	127,540	0.0
7,728		Aaron's Co., Inc./The	74,652	0.0
12,317	(1)	Abercrombie & Fitch Co. - Class A	341,797	0.1
19,057		Academy Sports & Outdoors, Inc.	1,243,469	0.2
16,017	(1)	Accel Entertainment, Inc.	145,915	0.0
8,659		Acushnet Holdings Corp.	441,089	0.1
23,411	(1)	Adient plc	958,915	0.2
11,277	(1)	Adtalem Global Education, Inc.	435,518	0.1
25,188	(1)	Allbirds, Inc.	30,226	0.0
28,477	(1)	American Axle & Manufacturing Holdings, Inc.	222,405	0.1
37,994		American Eagle Outfitters, Inc.	510,639	0.1
5,092	(1)	American Public Education, Inc.	27,599	0.0
1,556	(1),(2)	America's Car-Mart, Inc.	123,251	0.0
22,980	(1)	AMMO, Inc.	45,271	0.0
21,313		Arko Corp.	180,947	0.0
5,530	(1)	Asbury Automotive Group, Inc.	1,161,300	0.2
18,489	(1)	Aterian, Inc.	15,902	0.0
9,508	(1),(2)	Bally's Corp.	185,596	0.0
27,975	(1)	BARK, Inc.	40,564	0.0
30,320	(1)	Beachbody Co., Inc./The	14,620	0.0
7,237	(1)	Beazer Homes USA, Inc.	114,924	0.0
20,197	(1)	Bed Bath & Beyond, Inc.	8,632	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

5,147	(2)	Big 5 Sporting Goods Corp.	39,580	0.0
6,975	(2)	Big Lots, Inc.	76,446	0.0
5,836	(1)	BJ's Restaurants, Inc.	170,061	0.0
21,850		Bloomin Brands, Inc.	560,452	0.1
2,679		Bluegreen Vacations Holding Corp.	73,351	0.0
7,383	(1)	Boot Barn Holdings, Inc.	565,833	0.1
8,041	(1),(2)	Bowlero Corp.	136,295	0.0
10,873	(1)	Brinker International, Inc.	413,174	0.1
7,558		Buckle, Inc.	269,745	0.1
3,353		Build-A-Bear Workshop, Inc.	77,924	0.0
8,817		Caleres, Inc.	190,712	0.0
9,543	(2)	Camping World Holdings, Inc.	199,162	0.0
68,815	(1)	Canoo, Inc.	44,909	0.0
13,140	(1)	CarParts.com, Inc.	70,168	0.0
3,664		Carriage Services, Inc.	111,825	0.0
5,205		Cato Corp.	46,012	0.0
2,241	(1)	Cavco Industries, Inc.	712,055	0.1
45,535	(1)	Cenntro Electric Group Ltd.	21,028	0.0
7,810	(1)	Century Casinos, Inc.	57,247	0.0
7,178		Century Communities, Inc.	458,818	0.1
11,915	(2)	Cheesecake Factory	417,621	0.1
31,091	(1)	Chegg, Inc.	506,783	0.1
30,836	(1)	Chico's FAS, Inc.	169,598	0.0
3,154	(1),(2)	Childrens Place, Inc./The	126,948	0.0
4,989	(1)	Chuy's Holdings, Inc.	178,856	0.0
2,223	(1)	Citi Trends, Inc.	42,281	0.0
7,387		Clarus Corp.	69,807	0.0
8,812	(1)	Container Store Group, Inc.	30,225	0.0
148,644	(1)	ContextLogic, Inc.	66,265	0.0
28,414	(1)	Coursera, Inc.	327,329	0.1
5,638	(2)	Cracker Barrel Old Country Store, Inc.	640,477	0.1
14,939	(1)	CROCS, Inc.	1,888,887	0.3
31,770		Dana, Inc.	478,138	0.1
10,673	(1)	Dave & Buster's Entertainment, Inc.	392,660	0.1
14,832	(1)	Denny's Corp.	165,525	0.0
13,260		Designer Brands, Inc.	115,892	0.0
13,862	(1)	Destination XL Group, Inc.	76,380	0.0
1,003	(2)	Dillards, Inc.	308,603	0.1
3,939		Dine Brands Global, Inc.	266,434	0.1
6,694	(1)	Dorman Products, Inc.	577,424	0.1
4,636	(1)	Dream Finders Homes, Inc.	61,427	0.0
5,906	(1)	Duolingo, Inc.	842,137	0.2
5,565		El Pollo Loco Holdings, Inc.	53,368	0.0
12,352		Ermenegildo Zegna NV	168,481	0.0
5,653		Ethan Allen Interiors, Inc.	155,231	0.0
5,998		European Wax Center, Inc.	113,962	0.0
22,238	(1)	Everi Holdings, Inc.	381,382	0.1
17,465	(1),(2)	EVgo, Inc.	136,052	0.0
8,891	(1)	F45 Training Holdings, Inc.	10,314	0.0
128,143	(1),(2)	Faraday Future Intelligent Electric, Inc.	45,375	0.0
43,839	(1),(2)	Fisker, Inc.	269,171	0.1
20,012		Foot Locker, Inc.	794,276	0.1
12,684	(1)	Fossil Group, Inc.	40,589	0.0
10,638	(1)	Fox Factory Holding Corp.	1,291,134	0.2
6,903	(2)	Franchise Group, Inc.	188,107	0.0
20,433	(1)	Frontdoor, Inc.	569,672	0.1
8,490	(1)	Full House Resorts, Inc.	61,383	0.0
8,030	(1)	Funko, Inc.	75,723	0.0
3,354	(1)	Genesco, Inc.	123,696	0.0
8,230	(1)	Gentherm, Inc.	497,257	0.1
10,878	(1)	G-III Apparel Group Ltd.	169,153	0.0
4,692	(1)	Golden Entertainment, Inc.	204,149	0.0
69,397	(1)	Goodyear Tire & Rubber Co.	764,755	0.1
31,960	(1)	GoPro, Inc.	160,759	0.0
930		Graham Holdings Co.	554,131	0.1
7,083	(1)	Green Brick Partners, Inc.	248,330	0.1
3,477		Group 1 Automotive, Inc.	787,262	0.1
5,505	(1),(2)	Groupon, Inc.	23,176	0.0
14,502	(1)	GrowGeneration Corp.	49,597	0.0
8,250	(2)	Guess?, Inc.	160,545	0.0
3,914		Haverty Furniture Cos., Inc.	124,896	0.0
5,886	(1),(2)	Helen of Troy Ltd.	560,171	0.1
3,223		Hibbett, Inc.	190,093	0.0
21,627	(1)	Hilton Grand Vacations, Inc.	960,888	0.2
13,738	(1),(2)	Holley, Inc.	37,642	0.0
1,313	(1)	Hovnanian Enterprises, Inc.	89,074	0.0
5,421	(1)	Inspired Entertainment, Inc.	69,335	0.0
6,060		Installed Building Products, Inc.	691,022	0.1
24,858		International Game Technology PLC	666,194	0.1
6,731	(1)	iRobot Corp.	293,741	0.1
5,260		Jack in the Box, Inc.	460,723	0.1
1,425		Johnson Outdoors, Inc.	89,789	0.0
19,079		KB Home	766,594	0.1
13,615		Kontoor Brands, Inc.	658,830	0.1
18,097	(2)	Krispy Kreme, Inc.	281,408	0.1
1,086	(1),(2)	Kura Sushi USA, Inc.	71,502	0.0
3,979	(1)	Lands' End, Inc.	38,676	0.0
10,799	(1)	Latham Group, Inc.	30,885	0.0
33,791		Laureate Education Inc.- Class A	397,382	0.1
10,702		La-Z-Boy, Inc.	311,214	0.1
6,235		LCI Industries	685,039	0.1
5,209	(1)	LGI Homes, Inc.	593,982	0.1
10,121	(1)	Life Time Group Holdings, Inc.	161,531	0.0
4,070		Lifetime Brands, Inc.	23,932	0.0
8,066	(1)	Lindblad Expeditions Holdings, Inc.	77,111	0.0
7,612	(1)	LL Flooring Holdings, Inc.	28,926	0.0
43,200	(1),(2)	Lordstown Motors Corp.	28,646	0.0
3,409	(1)	Lovesac Co/The	98,520	0.0
62,200	(1),(2)	Luminar Technologies, Inc.	403,678	0.1
6,647	(1)	M/I Homes, Inc.	419,359	0.1
5,279	(1)	Malibu Boats, Inc.	298,000	0.1
5,306	(1)	MarineMax, Inc.	152,547	0.0
4,508	(1)	MasterCraft Boat Holdings, Inc.	137,178	0.0
14,133		MDC Holdings, Inc.	549,350	0.1
8,984		Meritage Homes Corp.	1,048,972	0.2
12,253	(1)	Modine Manufacturing Co.	282,432	0.1
3,455		Monarch Casino & Resort, Inc.	256,188	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

8,071	(2)	Monro, Inc.	398,950	0.1
5,159	(1)	Motorcar Parts of America, Inc.	38,383	0.0
4,030		Movado Group, Inc.	115,943	0.0
256,488	(1)	Mullen Automotive, Inc.	33,677	0.0
5,028		Murphy USA, Inc.	1,297,475	0.2
20,095	(1)	National Vision Holdings, Inc.	378,590	0.1
3,142	(1)	NeoGames SA	47,758	0.0
14,019	(1)	Nerdy, Inc.	58,599	0.0
11,693	(1)	Noodles & Co.	56,711	0.0
10,015	(1)	ODP Corp./The	450,475	0.1
5,937	(1)	ONE Group Hospitality, Inc./The	48,090	0.0
16,993	(1),(2)	OneSpaWorld Holdings Ltd.	203,746	0.0
2,859	(1)	OneWater Marine, Inc.	79,966	0.0
10,654	(1)	Overstock.com, Inc.	215,957	0.1
3,802		Oxford Industries, Inc.	401,453	0.1
8,166		Papa Johns International, Inc.	611,878	0.1
5,383		Patrick Industries, Inc.	370,404	0.1
17,110	(1)	Perdoceo Education Corp.	229,787	0.1
5,312	(2)	PetMed Express, Inc.	86,267	0.0
10,090	(1),(2)	PLBY Group, Inc.	19,978	0.0
6,413	(1)	Portillo's, Inc.	137,046	0.0
13,546	(1)	Purple Innovation, Inc.	35,761	0.0
87,324	(1)	Qurate Retail, Inc.	86,259	0.0
2,235		RCI Hospitality Holdings, Inc.	174,710	0.0
12,696		Red Rock Resorts, Inc.	565,861	0.1
12,146	(1),(2)	Rent the Runway, Inc.	34,616	0.0
10,304	(1),(2)	Revolve Group, Inc.	270,995	0.1
1,847		Rocky Brands, Inc.	42,610	0.0
25,178	(1)	Rover Group, Inc.	114,056	0.0
2,527	(1),(2)	RumbleON, Inc.	15,314	0.0
14,907	(1)	Rush Street Interactive, Inc.	46,361	0.0
8,456		Ruth's Hospitality Group, Inc.	138,848	0.0
81,541	(1),(2)	Sabre Corp.	349,811	0.1
26,610	(1)	Sally Beauty Holdings, Inc.	414,584	0.1
24,059	(1)	Scientific Games Corp.	1,444,743	0.3
10,328	(1)	SeaWorld Entertainment, Inc.	633,210	0.1
9,379	(1)	Shake Shack, Inc.	520,441	0.1
4,655		Shoe Carnival, Inc.	119,401	0.0
11,331		Signet Jewelers Ltd.	881,325	0.2
13,368	(1)	Skyline Champion Corp.	1,005,675	0.2
5,473	(1)	Sleep Number Corp.	166,434	0.0
11,269		Smith & Wesson Brands, Inc.	138,721	0.0
4,360	(1)	Snap One Holdings Corp.	40,766	0.0
31,966	(1)	Solid Power, Inc.	96,218	0.0
4,791	(1)	Solo Brands, Inc.	34,399	0.0
46,563	(1)	Sonder Holdings, Inc.	35,253	0.0
4,659		Sonic Automotive, Inc.	253,170	0.1
31,664	(1)	Sonos, Inc.	621,248	0.1
10,753	(1)	Sportsman's Warehouse Holdings, Inc.	91,185	0.0
5,166		Standard Motor Products, Inc.	190,677	0.0
19,621		Steven Madden Ltd.	706,356	0.1
19,846	(1)	Stitch Fix, Inc.	101,413	0.0
6,756	(1)	Stoneridge, Inc.	126,337	0.0
5,868		Strategic Education, Inc.	527,122	0.1
10,263	(1)	Stride, Inc.	402,823	0.1
4,263		Sturm Ruger & Co., Inc.	244,867	0.1
3,498		Superior Group of Cos, Inc.	27,529	0.0
21,793	(1)	Sweetgreen, Inc.	170,857	0.0
7,270	(1)	Target Hospitality Corp.	95,528	0.0
26,253	(1)	Taylor Morrison Home Corp.	1,004,440	0.2
16,810		Texas Roadhouse, Inc.	1,816,489	0.3
20,856	(1)	The RealReal, Inc.	26,279	0.0
14,723	(1)	ThredUp, Inc.	37,249	0.0
6,343	(1)	Tilly's, Inc.	48,905	0.0
34,612	(1),(2)	Topgolf Callaway Brands Corp.	748,311	0.1
7,622	(1),(2)	Traeger, Inc.	31,326	0.0
3,155	(1)	TravelCenters of America, Inc.	272,908	0.1
25,330	(1)	Tri Pointe Homes, Inc.	641,356	0.1
11,324	(1)	Tupperware Brands Corp.	28,310	0.0
18,413	(1)	Udemy, Inc.	162,587	0.0
3,892	(1)	Unifi, Inc.	31,798	0.0
3,320	(1)	Universal Electronics, Inc.	33,665	0.0
7,860	(1)	Universal Technical Institute, Inc.	58,007	0.0
13,042		Upbound Group, Inc.	319,659	0.1
16,328	(1)	Urban Outfitters, Inc.	452,612	0.1
26,821	(1)	Vacasa, Inc.	25,807	0.0
14,011	(1)	Vista Outdoor, Inc.	388,245	0.1
6,967	(1)	Visteon Corp.	1,092,635	0.2
17,196	(1)	Vizio Holding Corp.	157,859	0.0
14,766	(1),(2)	Vuzix Corp.	61,131	0.0
21,044	(1),(2)	Warby Parker, Inc.	222,856	0.1
7,517		Wingstop, Inc.	1,379,971	0.2
639		Winmark Corp.	204,755	0.0
7,693		Winnebago Industries	443,886	0.1
20,007		Wolverine World Wide, Inc.	341,119	0.1
40,302	(1),(2)	Workhorse Group, Inc.	53,602	0.0
13,348	(1)	WW International, Inc.	54,994	0.0
5,364	(1),(2)	XPEL, Inc.	364,484	0.1
4,208	(1)	Xponential Fitness, Inc.	127,881	0.0
4,072	(1)	Zumiez, Inc.	75,088	0.0
			65,688,831	11.2

		Consumer Staples: 3.7%
39,761	(1)	22nd Century Group, Inc.	30,576	0.0
8,193		Andersons, Inc.	338,535	0.1
29,980	(1)	AppHarvest, Inc.	18,357	0.0
17,365	(2)	B&G Foods, Inc.	269,678	0.0
23,458	(1)	Beauty Health Co/The	296,275	0.1
33,098	(1)	BellRing Brands, Inc.	1,125,332	0.2
45,446	(1)	Benson Hill, Inc.	52,263	0.0
15,584	(1)	Beyond Meat, Inc.	252,928	0.0
6,411	(1),(2)	BRC, Inc.	32,953	0.0
4,434		Calavo Growers, Inc.	127,566	0.0
9,570		Cal-Maine Foods, Inc.	582,717	0.1
13,884	(1)	Celsius Holdings, Inc.	1,290,379	0.2
915	(1)	Central Garden & Pet Co. - CENT	37,570	0.0
11,987	(1)	Central Garden & Pet Co. - Class A - CENTA	468,332	0.1
8,741	(1)	Chefs' Warehouse Holdings, Inc.	297,631	0.1
1,172		Coca-Cola Consolidated, Inc.	627,114	0.1
9,290	(1)	Duckhorn Portfolio, Inc./The	147,711	0.0
13,023		Edgewell Personal Care Co.	552,436	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

12,371	(1)	elf Beauty, Inc.	1,018,752	0.2
16,706		Energizer Holdings, Inc.	579,698	0.1
7,948		Fresh Del Monte Produce, Inc.	239,314	0.0
19,917	(1)	Hain Celestial Group, Inc.	341,577	0.1
24,500	(1)	Herbalife Nutrition Ltd.	394,450	0.1
10,126	(1)	HF Foods Group, Inc.	39,694	0.0
17,810	(1)	Honest Co., Inc./The	32,058	0.0
33,535	(1)	Hostess Brands, Inc.	834,351	0.1
3,681		Ingles Markets, Inc.	326,505	0.1
4,584		Inter Parfums, Inc.	652,028	0.1
3,853		J&J Snack Foods Corp.	571,092	0.1
2,279		John B Sanfilippo & Son, Inc.	220,881	0.0
4,844		Lancaster Colony Corp.	982,751	0.2
7,296	(1)	Lifecore Biomedical, Inc.	27,542	0.0
2,734		Medifast, Inc.	283,434	0.0
3,558		MGP Ingredients, Inc.	344,130	0.1
10,967	(1)	Mission Produce, Inc.	121,843	0.0
5,970	(1)	National Beverage Corp.	314,738	0.1
12,472		Nu Skin Enterprises, Inc.	490,274	0.1
6,349		Pricesmart, Inc.	453,826	0.1
39,189		Primo Water Corp.	601,551	0.1
14,007	(1)	Rite Aid Corp.	31,376	0.0
1,576	(1)	Seneca Foods Corp.	82,378	0.0
22,333	(1)	Simply Good Foods Co/The	888,183	0.2
9,337	(1)	Sovos Brands, Inc.	155,741	0.0
9,047		SpartanNash Co.	224,366	0.0
26,822	(1)	Sprouts Farmers Market, Inc.	939,575	0.2
24,787	(1)	SunOpta, Inc.	190,860	0.0
12,562	(1),(2)	Tattooed Chef, Inc.	17,838	0.0
4,365		Tootsie Roll Industries, Inc.	196,032	0.0
12,770	(1)	TreeHouse Foods, Inc.	643,991	0.1
3,886		Turning Point Brands, Inc.	81,606	0.0
14,638	(1)	United Natural Foods, Inc.	385,711	0.1
6,452		Universal Corp.	341,246	0.1
2,900	(1)	USANA Health Sciences, Inc.	182,410	0.0
16,681	(2)	Utz Brands, Inc.	274,736	0.0
36,831		Vector Group Ltd.	442,340	0.1
16,273	(1),(2)	Veru, Inc.	18,877	0.0
7,451	(1)	Vita Coco Co., Inc./The	146,189	0.0
7,698	(1)	Vital Farms, Inc.	117,779	0.0
3,462		WD-40 Co.	616,409	0.1
4,266		Weis Markets, Inc.	361,202	0.1
10,029	(1)	Whole Earth Brands, Inc.	25,674	0.0
			21,783,361	3.7

		Energy: 6.4%
7,640	(1),(2)	Aemetis, Inc.	17,725	0.0
18,197	(1)	Alto Ingredients, Inc.	27,295	0.0
9,145	(1)	Amplify Energy Corp.	62,826	0.0
3,730	(2)	Arch Resources, Inc.	490,346	0.1
34,302		Archrock, Inc.	335,131	0.1
8,805		Ardmore Shipping Corp.	130,930	0.0
20,438		Berry Corp.	160,438	0.0
49,076	(1)	Borr Drilling Ltd.	371,996	0.1
5,989	(1)	Bristow Group, Inc.	134,154	0.0
14,629		Cactus, Inc.	603,154	0.1
18,895		California Resources Corp.	727,457	0.1
12,274	(1)	Callon Petroleum Co.	410,443	0.1
2,667	(1)	Centrus Energy Corp.	85,877	0.0
51,204		ChampionX Corp.	1,389,164	0.2
10,584		Chord Energy Corp.	1,424,606	0.3
18,393	(2)	Civitas Resources, Inc.	1,256,978	0.2
42,212	(1)	Clean Energy Fuels Corp.	184,044	0.0
44,334	(1)	CNX Resources Corp.	710,231	0.1
23,265		Comstock Resources, Inc.	251,029	0.1
8,588		CONSOL Energy, Inc.	500,423	0.1
8,590	(2)	Crescent Energy Co.	97,153	0.0
7,469		CVR Energy, Inc.	244,834	0.0
17,657		Delek US Holdings, Inc.	405,228	0.1
12,603	(1)	Denbury, Inc.	1,104,401	0.2
35,214		DHT Holdings, Inc.	380,663	0.1
25,668	(1)	Diamond Offshore Drilling, Inc.	309,043	0.1
4,703	(1)	DMC Global, Inc.	103,325	0.0
7,870		Dorian L.P.G Ltd.	156,928	0.0
8,945	(1)	Dril-Quip, Inc.	256,632	0.1
11,353	(1)	Earthstone Energy, Inc.	147,702	0.0
38,855	(1),(2)	Energy Fuels, Inc./Canada	216,811	0.0
103,552		Equitrans Midstream Corp.	598,531	0.1
4,855		Excelerate Energy, Inc.	107,490	0.0
20,036	(1)	Expro Group Holdings NV	367,861	0.1
7,055		FLEX LNG Ltd.	236,907	0.0
31,356	(2)	Frontline PLC	519,255	0.1
49,263	(1),(2)	Gevo, Inc.	75,865	0.0
25,325	(1)	Golar LNG Ltd.	547,020	0.1
13,245	(1)	Green Plains, Inc.	410,463	0.1
2,867	(1)	Gulfport Energy Corp.	229,360	0.0
36,147	(1)	Helix Energy Solutions Group, Inc.	279,778	0.1
25,756		Helmerich & Payne, Inc.	920,777	0.2
1,942		HighPeak Energy, Inc.	44,666	0.0
12,504	(2)	International Seaways, Inc.	521,167	0.1
4,469		Kinetik Holdings, Inc.	139,880	0.0
113,385	(1)	Kosmos Energy Ltd.	843,584	0.2
35,661		Liberty Energy, Inc.	456,817	0.1
41,086		Magnolia Oil & Gas Corp.	898,962	0.2
28,168		Matador Resources Co.	1,342,205	0.2
36,974		Murphy Oil Corp.	1,367,298	0.2
2,313	(1)	Nabors Industries Ltd.	281,978	0.1
998		Nacco Industries, Inc.	35,998	0.0
9,695	(1)	National Energy Services Reunited Corp.	50,996	0.0
23,192	(1)	Newpark Resources, Inc.	89,289	0.0
7,886	(1),(2)	NextDecade Corp.	39,193	0.0
44,346	(1)	NexTier Oilfield Solutions, Inc.	352,551	0.1
19,794	(1)	Noble Corp. PLC	781,269	0.1
50,657		Nordic American Tankers Ltd.	200,602	0.0
16,568		Northern Oil and Gas, Inc.	502,839	0.1
26,363	(1)	Oceaneering International, Inc.	464,780	0.1
16,511	(1)	Oil States International, Inc.	137,537	0.0
12,504	(1)	Par Pacific Holdings, Inc.	365,117	0.1
53,522		Patterson-UTI Energy, Inc.	626,207	0.1
28,296		PBF Energy, Inc.	1,226,915	0.2
29,551	(1),(2)	Peabody Energy Corp.	756,506	0.1
58,938		Permian Resources Corp.	618,849	0.1
4,068	(1)	ProFrac Holding Corp.	51,542	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

22,359	(1)	ProPetro Holding Corp.	160,761	0.0
5,250		Ranger Oil Corp.	214,410	0.0
4,167	(1)	REX American Resources Corp.	119,134	0.0
2,598		Riley Exploration Permian, Inc.	98,880	0.0
20,814	(1)	Ring Energy, Inc.	39,547	0.0
19,947	(2)	RPC, Inc.	153,392	0.0
7,722	(1)	SandRidge Energy, Inc.	111,274	0.0
11,834		Scorpio Tankers, Inc.	666,373	0.1
18,796		Select Energy Services, Inc.	130,820	0.0
28,777		SFL Corp. Ltd.	273,381	0.1
2,847	(1)	SilverBow Resources, Inc.	65,054	0.0
17,284		Sitio Royalties Corp.	390,618	0.1
30,378		SM Energy Co.	855,444	0.2
8,334		Solaris Oilfield Infrastructure, Inc.	71,172	0.0
16,693	(1)	Talos Energy, Inc.	247,724	0.1
20,153	(1)	Teekay Corp.	124,546	0.0
5,849	(1)	Teekay Tankers Ltd.	251,098	0.1
128,447	(1),(2)	Tellurian, Inc.	157,990	0.0
31,750	(1)	Tetra Technologies, Inc.	84,137	0.0
10,854	(1)	Tidewater, Inc.	478,444	0.1
84,542	(1)	Uranium Energy Corp.	243,481	0.0
51,718	(1)	Ur-Energy, Inc.	54,821	0.0
18,773	(1)	US Silica Holdings, Inc.	224,150	0.0
26,721		Vaalco Energy, Inc.	121,046	0.0
15,262	(1),(2)	Valaris Ltd.	992,946	0.2
13,424	(1)	Vertex Energy, Inc.	132,629	0.0
4,173	(1)	Vital Energy, Inc.	190,038	0.0
24,785	(1)	W&T Offshore, Inc.	125,908	0.0
17,784	(1)	Weatherford International PLC	1,055,480	0.2
15,436		World Fuel Services Corp.	394,390	0.1
			37,416,109	6.4

		Financials: 15.8%
4,756		1st Source Corp.	205,221	0.0
1,798		ACNB Corp.	58,525	0.0
3,813		AFC Gamma, Inc.	46,366	0.0
4,394		Alerus Financial Corp.	70,524	0.0
3,094		Amalgamated Financial Corp.	54,733	0.0
4,602		A-Mark Precious Metals, Inc.	159,459	0.0
10,709	(1)	Ambac Financial Group, Inc.	165,775	0.0
7,163		Amerant Bancorp, Inc.	155,867	0.0
17,949		American Equity Investment Life Holding Co.	654,959	0.1
3,191		American National Bankshares, Inc.	101,155	0.0
16,738		Ameris Bancorp.	612,276	0.1
5,086		Amerisafe, Inc.	248,960	0.0
3,776	(2)	Angel Oak Mortgage REIT, Inc.	27,565	0.0
37,781		Apollo Commercial Real Estate Finance, Inc.	351,741	0.1
38,903	(2)	Arbor Realty Trust, Inc.	446,995	0.1
12,474	(2)	Ares Commercial Real Estate Corp.	113,389	0.0
8,051		Argo Group International Holdings Ltd.	235,814	0.0
29,739	(2)	ARMOUR Residential REIT, Inc.	156,130	0.0
4,365		Arrow Financial Corp.	108,732	0.0
14,605		Artisan Partners Asset Management, Inc.	467,068	0.1
5,794	(1)	AssetMark Financial Holdings, Inc.	182,221	0.0
36,572		Associated Banc-Corp.	657,565	0.1
19,078		Atlantic Union Bankshares Corp.	668,684	0.1
1,333	(1)	Atlanticus Holdings Corp.	36,164	0.0
12,374	(1)	Avantax, Inc.	325,684	0.1
37,069	(1)	AvidXchange Holdings, Inc.	289,138	0.1
14,632	(1)	Axos Financial, Inc.	540,213	0.1
5,129	(2)	B. Riley Financial, Inc.	145,612	0.0
17,539	(1),(2)	Bakkt Holdings, Inc.	30,167	0.0
14,521		Banc of California, Inc.	181,948	0.0
4,762		Bancfirst Corp.	395,722	0.1
7,055		Banco Latinoamericano de Comercio Exterior SA	122,616	0.0
13,666	(1)	Bancorp, Inc.	380,598	0.1
1,908	(2)	Bank First Corp.	140,391	0.0
4,495		Bank of Marin Bancorp	98,396	0.0
12,616		Bank of NT Butterfield & Son Ltd.	340,632	0.1
19,658		BankUnited, Inc.	443,878	0.1
8,718		Banner Corp.	473,998	0.1
4,617		Bar Harbor Bankshares	122,120	0.0
11,550		Berkshire Hills Bancorp, Inc.	289,443	0.1
80,565		BGC Partners, Inc.	421,355	0.1
40,771	(2)	Blackstone Mortgage Trust, Inc.	727,762	0.1
12,165		Bread Financial Holdings, Inc.	368,843	0.1
6,989	(1)	Bridgewater Bancshares, Inc.	75,761	0.0
49,622	(1)	Bright Health Group, Inc.	10,932	0.0
8,506		Brightsphere Investment Group, Inc.	200,571	0.0
23,889		BrightSpire Capital, Inc.	140,945	0.0
34,528		Broadmark Realty Capital, Inc.	162,282	0.0
19,547		Brookline Bancorp, Inc.	205,243	0.0
14,905	(1)	BRP Group, Inc.	379,481	0.1
6,159		Business First Bancshares, Inc.	105,504	0.0
7,095		Byline Bancorp, Inc.	153,394	0.0
45,714		Cadence Bank	949,023	0.2
1,950		Cambridge Bancorp	126,379	0.0
3,949		Camden National Corp.	142,914	0.0
19,233	(1)	Cannae Holdings, Inc.	388,122	0.1
16,146	(1)	Cantaloupe, Inc.	92,032	0.0
4,273		Capital City Bank Group, Inc.	125,242	0.0
34,276		Capitol Federal Financial, Inc.	230,677	0.0
5,540		Capstar Financial Holdings, Inc.	83,931	0.0
7,115	(1)	Carter Bankshares, Inc.	99,610	0.0
3,822		Cass Information Systems, Inc.	165,531	0.0
18,228		Cathay General Bancorp.	629,231	0.1
7,420		Central Pacific Financial Corp.	132,818	0.0
59,330		Chimera Investment Corp.	334,621	0.1
4,511		Citizens & Northern Corp.	96,445	0.0
3,855		City Holding Co.	350,342	0.1
4,602		Civista Bancshares, Inc.	77,682	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

23,536		Claros Mortgage Trust, Inc.	274,194	0.1
4,814		CNB Financial Corp.	92,429	0.0
28,528		CNO Financial Group, Inc.	633,036	0.1
2,801	(1)	Coastal Financial Corp./WA	100,864	0.0
6,276		Cohen & Steers, Inc.	401,413	0.1
9,749	(1),(2)	Columbia Financial, Inc.	178,212	0.0
13,296		Community Bank System, Inc.	697,907	0.1
4,002		Community Trust Bancorp, Inc.	151,876	0.0
15,372		Compass Diversified Holdings	293,298	0.1
10,232		ConnectOne Bancorp, Inc.	180,902	0.0
2,843	(1)	Consumer Portfolio Services, Inc.	30,392	0.0
12,989	(1)	CrossFirst Bankshares, Inc.	136,125	0.0
7,732	(1)	Customers Bancorp, Inc.	143,197	0.0
32,676		CVB Financial Corp.	545,036	0.1
840		Diamond Hill Investment Group, Inc.	138,247	0.0
8,812		Dime Community Bancshares, Inc.	200,209	0.0
6,574	(1)	Donnelley Financial Solutions, Inc.	268,614	0.1
9,434		Dynex Capital, Inc.	114,340	0.0
8,088		Eagle Bancorp, Inc.	270,705	0.1
40,196		Eastern Bankshares, Inc.	507,273	0.1
6,602	(1)	eHealth, Inc.	61,795	0.0
13,552		Ellington Financial, Inc.	165,470	0.0
7,185		Employers Holdings, Inc.	299,543	0.1
7,061		Enact Holdings, Inc.	161,414	0.0
5,726	(1)	Encore Capital Group, Inc.	288,877	0.1
7,953	(1)	Enova International, Inc.	353,352	0.1
2,879	(1)	Enstar Group Ltd.	667,323	0.1
2,019		Enterprise Bancorp, Inc./MA	63,518	0.0
9,260		Enterprise Financial Services Corp.	412,903	0.1
4,118		Equity Bancshares, Inc.	100,356	0.0
1,603		Esquire Financial Holdings, Inc.	62,677	0.0
26,372		Essent Group Ltd.	1,056,199	0.2
15,452		EVERTEC, Inc.	521,505	0.1
13,138	(1)	Ezcorp, Inc.	112,987	0.0
2,932		Farmers & Merchants Bancorp, Inc./Archbold OH	71,306	0.0
9,245		Farmers National Banc Corp.	116,857	0.0
8,926		FB Financial Corp.	277,420	0.1
2,451		Federal Agricultural Mortgage Corp.	326,449	0.1
21,731		Federated Hermes, Inc.	872,282	0.2
4,460		Financial Institutions, Inc.	85,989	0.0
3,386		First Bancorp, Inc./The	87,664	0.0
47,123		First BanCorp. Puerto Rico	538,145	0.1
8,910		First BanCorp. Southern Pines NC	316,483	0.1
5,550		First Bancshares, Inc./The	143,356	0.0
5,231		First Bank/Hamilton NJ	52,833	0.0
13,619		First Busey Corp.	277,010	0.1
24,076		First Commonwealth Financial Corp.	299,265	0.1
5,400		First Community Bancshares, Inc.	135,270	0.0
23,664		First Financial Bancorp.	515,165	0.1
32,344	(2)	First Financial Bankshares, Inc.	1,031,774	0.2
2,611		First Financial Corp.	97,860	0.0
12,096		First Foundation, Inc.	90,115	0.0
2,760		First Internet Bancorp	45,954	0.0
22,683		First Interstate Bancsystem, Inc.	677,314	0.1
14,358		First Merchants Corp.	473,096	0.1
5,217		First Mid Bancshares, Inc.	142,007	0.0
6,683		First of Long Island Corp.	90,220	0.0
9,564		FirstCash Holdings, Inc.	912,119	0.2
2,898		Five Star Bancorp	61,843	0.0
7,389		Flushing Financial Corp.	110,022	0.0
13,990	(1)	Flywire Corp.	410,746	0.1
14,618	(1)	Focus Financial Partners, Inc.	758,236	0.1
21,765		Franklin BSP Realty Trust, Inc.	259,656	0.1
39,309		Fulton Financial Corp.	543,250	0.1
11,466		GCM Grosvenor, Inc.	89,549	0.0
124,538	(1)	Genworth Financial, Inc.	625,181	0.1
7,175		German American Bancorp, Inc.	239,430	0.0
27,512		Glacier Bancorp., Inc.	1,155,779	0.2
4,849	(1)	Goosehead Insurance, Inc.	253,118	0.1
16,215		Granite Point Mortgage Trust, Inc.	80,426	0.0
2,675		Great Southern Bancorp., Inc.	135,569	0.0
12,254	(1)	Green Dot Corp.	210,524	0.0
1,778		Greene County Bancorp, Inc.	40,325	0.0
8,719		Hamilton Lane, Inc.	645,032	0.1
21,436		Hancock Whitney Corp.	780,270	0.1
8,545		Hanmi Financial Corp.	158,681	0.0
21,384	(2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	611,582	0.1
12,343		HarborOne Bancorp, Inc.	150,585	0.0
1,689	(2)	HCI Group, Inc.	90,530	0.0
10,396		Heartland Financial USA, Inc.	398,791	0.1
16,990		Heritage Commerce Corp.	141,527	0.0
9,556		Heritage Financial Corp.	204,498	0.0
13,016		Hilltop Holdings, Inc.	386,185	0.1
436		Hingham Institution for Savings	101,780	0.0
4,355	(1)	Hippo Holdings, Inc.	70,682	0.0
2,510		Home Bancorp, Inc.	82,905	0.0
45,012		Home Bancshares, Inc./Conway AR	977,210	0.2
4,839		HomeStreet, Inc.	87,054	0.0
4,276		HomeTrust Bancshares, Inc.	105,147	0.0
29,381		Hope Bancorp, Inc.	288,521	0.1
10,543		Horace Mann Educators Corp.	352,980	0.1
11,586		Horizon Bancorp, Inc.	128,141	0.0
12,662		Houlihan Lokey, Inc.	1,107,798	0.2
5,900	(1)	I3 Verticals, Inc.	144,727	0.0
11,609		Independent Bank Corp.	761,783	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

1,422		Independent Bank Corp. Michigan	25,269	0.0
9,316		Independent Bank Group, Inc.	431,797	0.1
13,601		International Bancshares Corp.	582,395	0.1
8,598	(1)	International Money Express, Inc.	221,656	0.0
8,377	(2)	Invesco Mortgage Capital, Inc.	92,901	0.0
18,592		Jackson Financial, Inc.	695,527	0.1
9,286		James River Group Holdings Ltd.	191,756	0.0
2,547		John Marshall Bancorp, Inc.	55,015	0.0
17,236		Kearny Financial Corp./MD	139,956	0.0
5,445		Kinsale Capital Group, Inc.	1,634,317	0.3
13,225		KKR Real Estate Finance Trust, Inc.	150,633	0.0
31,069		Ladder Capital Corp.	293,602	0.1
15,701		Lakeland Bancorp, Inc.	245,564	0.0
6,281		Lakeland Financial Corp.	393,442	0.1
11,853	(1),(2)	Lemonade, Inc.	169,024	0.0
25,188	(1)	LendingClub Corp.	181,605	0.0
2,652	(1)	LendingTree, Inc.	70,702	0.0
8,106		Live Oak Bancshares, Inc.	197,543	0.0
108,391	(1)	Marqeta, Inc.	495,347	0.1
12,485	(1)	MBIA, Inc.	115,611	0.0
4,553		Mercantile Bank Corp.	139,231	0.0
4,480		Merchants Bancorp/IN	116,659	0.0
6,636		Mercury General Corp.	210,627	0.0
5,711		Metrocity Bankshares, Inc.	97,601	0.0
2,609	(1)	Metropolitan Bank Holding Corp.	88,419	0.0
27,456		MFA Financial, Inc.	272,363	0.1
3,839		Mid Penn Bancorp, Inc.	98,317	0.0
5,486		Midland States Bancorp, Inc.	117,510	0.0
4,157		MidWestOne Financial Group, Inc.	101,514	0.0
15,669		Moelis & Co.	602,316	0.1
22,079	(1)	MoneyGram International, Inc.	230,063	0.0
35,540	(1)	Moneylion, Inc.	20,180	0.0
17,300	(1)	Mr Cooper Group, Inc.	708,781	0.1
2,840		MVB Financial Corp.	58,618	0.0
7,813		National Bank Holdings Corp.	261,423	0.1
593		National Western Life Group, Inc.	143,874	0.0
25,738		Navient Corp.	411,551	0.1
11,054		NBT Bancorp., Inc.	372,630	0.1
3,721		Nelnet, Inc.	341,923	0.1
6,887	(1)	NerdWallet, Inc.	111,432	0.0
25,556		New York Mortgage Trust, Inc.	254,538	0.1
3,202	(1),(2)	Nicolet Bankshares, Inc.	201,886	0.0
21,456	(1)	NMI Holdings, Inc.	479,112	0.1
13,240		Northfield Bancorp, Inc.	155,967	0.0
29,313		Northwest Bancshares, Inc.	352,635	0.1
14,993		OceanFirst Financial Corp.	277,071	0.1
12,396		OFG Bancorp	309,156	0.1
72,994		Old National Bancorp.	1,052,573	0.2
10,747		Old Second Bancorp, Inc.	151,103	0.0
26,833	(1)	Open Lending Corp.	188,904	0.0
5,854	(1)	Oportun Financial Corp.	22,596	0.0
2,221		Oppenheimer Holdings, Inc.	86,952	0.0
8,970	(2)	Orchid Island Capital, Inc.	96,248	0.0
6,083		Origin Bancorp, Inc.	195,568	0.0
30,899	(1)	Oscar Health, Inc.	202,079	0.0
23,724		Pacific Premier Bancorp, Inc.	569,850	0.1
6,173	(1)	Palomar Holdings, Inc.	340,750	0.1
3,814		Park National Corp.	452,226	0.1
7,278		Pathward Financial, Inc.	301,964	0.1
54,257	(1)	Payoneer Global, Inc.	340,734	0.1
7,342	(1)	Paysafe Ltd.	126,796	0.0
5,008		Peapack-Gladstone Financial Corp.	148,337	0.0
7,106		PennyMac Financial Services, Inc.	423,589	0.1
25,658		Pennymac Mortgage Investment Trust	316,363	0.1
6,899		Peoples Bancorp., Inc.	177,649	0.0
2,064		Peoples Financial Services Corp.	89,474	0.0
9,913		Perella Weinberg Partners	90,208	0.0
4,355		Piper Sandler Cos	603,647	0.1
6,092		PJT Partners, Inc.	439,781	0.1
9,711	(1)	PRA Group, Inc.	378,341	0.1
3,805		Preferred Bank/Los Angeles CA	208,552	0.0
9,549		Premier Financial Corp.	197,951	0.0
7,175		Primis Financial Corp.	69,095	0.0
13,796		ProAssurance Corp.	254,950	0.1
12,880	(1)	PROG Holdings, Inc.	306,415	0.1
19,829		Provident Financial Services, Inc.	380,320	0.1
4,040		QCR Holdings, Inc.	177,396	0.0
39,126		Radian Group, Inc.	864,685	0.2
17,813	(2)	Ready Capital Corp.	181,158	0.0
30,048		Redwood Trust, Inc.	202,523	0.0
2,119		Regional Management Corp.	55,285	0.0
24,205	(1)	Remitly Global, Inc.	410,275	0.1
14,007		Renasant Corp.	428,334	0.1
22,170	(1),(2)	Repay Holdings Corp.	145,657	0.0
2,690		Republic Bancorp., Inc.	114,137	0.0
9,775		RLI Corp.	1,299,195	0.2
10,251		S&T Bancorp, Inc.	322,394	0.1
3,738		Safety Insurance Group, Inc.	278,556	0.1
11,721		Sandy Spring Bancorp, Inc.	304,512	0.1
5,826		Sculptor Capital Management, Inc.	50,162	0.0
17,517		Seacoast Banking Corp. of Florida	415,153	0.1
14,989		Selective Insurance Group	1,428,901	0.3
35,277	(1)	Selectquote, Inc.	76,551	0.0
12,580		ServisFirst Bancshares, Inc.	687,245	0.1
3,753		Sierra Bancorp.	64,627	0.0
31,242		Simmons First National Corp.	546,423	0.1
26,126	(1)	SiriusPoint Ltd.	212,404	0.0
4,504		SmartFinancial, Inc.	104,223	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

2,343	(1)	Southern First Bancshares, Inc.	71,930	0.0
2,448		Southern Missouri Bancorp, Inc.	91,580	0.0
8,252		Southside Bancshares, Inc.	273,966	0.1
18,695		SouthState Corp.	1,332,206	0.2
12,563		Stellar Bancorp, Inc.	309,175	0.1
12,991		StepStone Group, Inc.	315,292	0.1
6,598		Stewart Information Services Corp.	266,229	0.1
7,061		Stock Yards Bancorp, Inc.	389,344	0.1
69,227	(1)	StoneCo Ltd.	660,426	0.1
4,340	(1)	StoneX Group, Inc.	449,320	0.1
12,355	(1)	Texas Capital Bancshares, Inc.	604,901	0.1
2,726	(1)	Third Coast Bancshares, Inc.	42,825	0.0
6,613		Tiptree Financial, Inc.	96,351	0.0
3,925		Tompkins Financial Corp.	259,874	0.1
17,068		TowneBank/Portsmouth VA	454,862	0.1
18,352		TPG RE Finance Trust, Inc.	133,236	0.0
8,000		Trico Bancshares	332,720	0.1
6,026	(1)	Triumph Financial, Inc.	349,870	0.1
9,707	(1),(2)	Trupanion, Inc.	416,333	0.1
5,597		TrustCo Bank Corp. NY	178,768	0.0
15,556		Trustmark Corp.	384,233	0.1
20,944		Two Harbors Investment Corp.	308,086	0.1
10,891		UMB Financial Corp.	628,629	0.1
33,010		United Bankshares, Inc.	1,161,952	0.2
26,332		United Community Banks, Inc./GA	740,456	0.1
5,654		United Fire Group, Inc.	150,114	0.0
7,346		Universal Insurance Holdings, Inc.	133,844	0.0
8,144		Univest Financial Corp.	193,339	0.0
102,903		Valley National Bancorp	950,824	0.2
13,004		Veritex Holdings, Inc.	237,453	0.0
3,952		Victory Capital Holdings, Inc.	115,675	0.0
1,817		Virtus Investment Partners, Inc.	345,939	0.1
7,652		Walker & Dunlop, Inc.	582,853	0.1
16,443		Washington Federal, Inc.	495,263	0.1
4,614		Washington Trust Bancorp, Inc.	159,921	0.0
5,455		Waterstone Financial, Inc.	82,534	0.0
14,871		WesBanco, Inc.	456,540	0.1
4,926		West BanCorp, Inc.	89,998	0.0
6,792		Westamerica Bancorp.	300,886	0.1
36,016		WisdomTree, Inc.	211,054	0.0
1,046	(1),(2)	World Acceptance Corp.	87,121	0.0
16,204		WSFS Financial Corp.	609,432	0.1
			92,352,545	15.8

		Health Care: 15.8%
63,954	(1)	23andMe Holding Co.	145,815	0.0
9,794	(1)	2seventy bio, Inc.	99,899	0.0
7,637	(1)	4D Molecular Therapeutics, Inc.	131,280	0.0
3,492	(1),(2)	Aadi Bioscience, Inc.	25,282	0.0
51,807	(1)	AbCellera Biologics, Inc.	390,625	0.1
13,111	(1)	Absci Corp.	22,944	0.0
30,007	(1)	Acadia Pharmaceuticals, Inc.	564,732	0.1
16,636	(1)	Accolade, Inc.	239,226	0.1
16,072	(1)	Aclaris Therapeutics, Inc.	130,022	0.0
2,105	(1)	Acrivon Therapeutics, Inc.	26,712	0.0
18,134	(1)	AdaptHealth Corp.	225,406	0.1
28,119	(1)	Adaptive Biotechnologies Corp.	248,291	0.1
3,913	(1)	Addus HomeCare Corp.	417,752	0.1
7,745	(1)	Adicet Bio, Inc.	44,611	0.0
46,503	(1)	ADMA Biologics, Inc.	153,925	0.0
2,461	(1)	Aerovate Therapeutics, Inc.	49,638	0.0
38,535	(1)	Affimed NV	28,732	0.0
77,315	(1)	Agenus, Inc.	117,519	0.0
7,174	(1),(2)	Agiliti, Inc.	114,641	0.0
14,108	(1)	Agios Pharmaceuticals, Inc.	324,061	0.1
8,585	(1)	Akero Therapeutics, Inc.	328,462	0.1
4,163	(1)	Akoya Biosciences, Inc.	34,053	0.0
15,936	(1)	Alector, Inc.	98,644	0.0
23,133	(1)	Alignment Healthcare, Inc.	147,126	0.0
40,872	(1)	Alkermes PLC	1,152,182	0.2
20,260	(1),(2)	Allogene Therapeutics, Inc.	100,084	0.0
8,377	(1)	Allovir, Inc.	33,005	0.0
18,489	(1)	Alphatec Holdings, Inc.	288,428	0.1
6,038	(1)	Alpine Immune Sciences, Inc.	46,613	0.0
5,824	(1)	ALX Oncology Holdings, Inc.	26,324	0.0
58,860	(1)	American Well Corp.	138,910	0.0
69,002	(1)	Amicus Therapeutics, Inc.	765,232	0.1
11,006	(1)	AMN Healthcare Services, Inc.	913,058	0.2
27,276	(1)	Amneal Pharmaceuticals, Inc.	37,914	0.0
9,724	(1)	Amphastar Pharmaceuticals, Inc.	364,650	0.1
12,560	(1),(2)	Amylyx Pharmaceuticals, Inc.	368,510	0.1
2,929	(1)	AN2 Therapeutics, Inc.	28,909	0.0
5,400	(1)	AnaptysBio, Inc.	117,504	0.0
17,205	(1),(2)	Anavex Life Sciences Corp.	147,447	0.0
9,494	(1)	Angiodynamics, Inc.	98,168	0.0
3,273	(1)	ANI Pharmaceuticals, Inc.	130,004	0.0
3,742	(1)	Anika Therapeutics, Inc.	107,470	0.0
23,426	(1)	Apellis Pharmaceuticals, Inc.	1,545,179	0.3
9,745	(1)	Apollo Medical Holdings, Inc.	355,400	0.1
27,524	(1)	Arbutus Biopharma Corp.	83,398	0.0
7,422	(1)	Arcellx, Inc.	228,672	0.1
5,770	(1)	Arcturus Therapeutics Holdings, Inc.	138,307	0.0
12,935	(1)	Arcus Biosciences, Inc.	235,934	0.1
10,105	(1)	Arcutis Biotherapeutics, Inc.	111,155	0.0
25,814	(1)	Arrowhead Pharmaceuticals, Inc.	655,676	0.1
9,947	(1),(2)	Artivion, Inc.	130,306	0.0
12,162	(1)	Arvinas, Inc.	332,266	0.1
24,777	(1)	Atara Biotherapeutics, Inc.	71,853	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

19,861	(1)	Atea Pharmaceuticals, Inc.	66,534	0.0
8,191	(1)	Athira Pharma, Inc.	20,477	0.0
11,389	(1)	AtriCure, Inc.	472,074	0.1
351		Atrion Corp.	220,396	0.0
5,795	(1)	Aura Biosciences, Inc.	53,778	0.0
34,222	(1)	Aurinia Pharmaceuticals, Inc.	375,073	0.1
11,858	(1)	Avanos Medical, Inc.	352,657	0.1
20,509	(1)	Aveanna Healthcare Holdings, Inc.	21,329	0.0
15,359	(1)	Avid Bioservices, Inc.	288,135	0.1
16,127	(1)	Avidity Biosciences, Inc.	247,549	0.1
10,504	(1)	AxoGen, Inc.	99,263	0.0
12,135	(1)	Axonics, Inc.	662,086	0.1
7,990	(1),(2)	Axsome Therapeutics, Inc.	492,823	0.1
15,870	(1),(2)	Beam Therapeutics, Inc.	485,939	0.1
46,743	(1)	BioCryst Pharmaceuticals, Inc.	389,837	0.1
15,699	(1)	Biohaven Ltd.	214,448	0.0
8,501	(1)	BioLife Solutions, Inc.	184,897	0.0
74,744	(1),(2)	Bionano Genomics, Inc.	82,966	0.0
7,173	(1)	Bioventus, Inc.	7,675	0.0
5,212	(1)	Bioxcel Therapeutics, Inc.	97,256	0.0
25,611	(1)	Bluebird Bio, Inc.	81,443	0.0
15,019	(1)	Blueprint Medicines Corp.	675,705	0.1
27,113	(1)	Bridgebio Pharma, Inc.	449,534	0.1
47,145	(1)	Brookdale Senior Living, Inc.	139,078	0.0
33,479	(1),(2)	Butterfly Network, Inc.	62,941	0.0
10,733	(1)	C4 Therapeutics, Inc.	33,702	0.0
40,880	(1)	Cano Health, Inc.	37,201	0.0
11,766	(1),(2)	Cara Therapeutics, Inc.	57,771	0.0
10,098	(1)	Cardiovascular Systems, Inc.	200,546	0.0
12,730	(1)	CareDx, Inc.	116,352	0.0
15,865	(1)	CareMax, Inc.	42,360	0.0
14,040	(1)	Caribou Biosciences, Inc.	74,552	0.0
9,689	(1),(2)	Cassava Sciences, Inc.	233,699	0.1
6,107	(1)	Castle Biosciences, Inc.	138,751	0.0
24,422	(1)	Catalyst Pharmaceuticals, Inc.	404,917	0.1
11,497	(1),(2)	Celldex Therapeutics, Inc.	413,662	0.1
5,845	(1)	Century Therapeutics, Inc.	20,282	0.0
14,007	(1)	Cerevel Therapeutics Holdings, Inc.	341,631	0.1
45,007	(1)	Cerus Corp.	133,671	0.0
22,562	(1)	Chimerix, Inc.	28,428	0.0
12,214	(1)	Chinook Therapeutics, Inc.	282,754	0.1
98,198	(1)	Clover Health Investments Corp.	82,987	0.0
15,732	(1)	Codexis, Inc.	65,130	0.0
15,945	(1)	Cogent Biosciences, Inc.	172,047	0.0
19,023	(1)	Coherus Biosciences, Inc.	130,117	0.0
8,673	(1)	Collegium Pharmaceutical, Inc.	208,065	0.0
32,592	(1)	Community Health Systems, Inc.	159,701	0.0
3,973	(1)	Computer Programs & Systems, Inc.	119,985	0.0
7,151		Conmed Corp.	742,703	0.1
21,532	(1)	Corcept Therapeutics, Inc.	466,383	0.1
2,294	(1)	Corvel Corp.	436,502	0.1
13,438	(1)	Crinetics Pharmaceuticals, Inc.	215,814	0.0
9,254	(1)	Cross Country Healthcare, Inc.	206,549	0.0
11,085	(1)	CryoPort, Inc.	266,040	0.1
25,154	(1)	CTI BioPharma Corp.	105,647	0.0
28,765	(1)	Cue Health, Inc.	52,352	0.0
8,009	(1)	Cullinan Oncology, Inc.	81,932	0.0
4,185	(1)	Cutera, Inc.	98,850	0.0
28,734	(1)	Cytek Biosciences, Inc.	264,065	0.1
20,623	(1)	Cytokinetics, Inc.	725,723	0.1
6,856	(1)	Day One Biopharmaceuticals, Inc.	91,665	0.0
12,321	(1)	Deciphera Pharmaceuticals, Inc.	190,359	0.0
26,822	(1)	Denali Therapeutics, Inc.	617,979	0.1
8,583	(1)	Design Therapeutics, Inc.	49,524	0.0
8,698	(1),(2)	DICE Therapeutics, Inc.	249,198	0.1
20,552	(1)	DocGo, Inc.	177,775	0.0
29,797	(1)	Dynavax Technologies Corp.	292,309	0.1
8,279	(1)	Dyne Therapeutics, Inc.	95,374	0.0
2,701	(1)	Eagle Pharmaceuticals, Inc./DE	76,627	0.0
8,874	(1)	Edgewise Therapeutics, Inc.	59,190	0.0
17,363	(1)	Editas Medicine, Inc.	125,882	0.0
15,380	(1)	Eiger BioPharmaceuticals, Inc.	13,794	0.0
14,564		Embecta Corp.	409,540	0.1
12,589	(1)	Emergent Biosolutions, Inc.	130,422	0.0
4,931	(1)	Enanta Pharmaceuticals, Inc.	199,410	0.0
13,556		Ensign Group, Inc.	1,295,140	0.2
50,107	(1)	EQRx, Inc.	97,208	0.0
17,036	(1)	Erasca, Inc.	51,278	0.0
18,287	(1)	Esperion Therapeutics, Inc.	29,076	0.0
20,569	(1)	Evolent Health, Inc.	667,464	0.1
8,770	(1)	Evolus, Inc.	74,194	0.0
6,690	(1),(2)	EyePoint Pharmaceuticals, Inc.	19,669	0.0
20,842	(1)	Fate Therapeutics, Inc.	118,799	0.0
22,037	(1)	FibroGen, Inc.	411,210	0.1
32,043	(1)	Figs, Inc.	198,346	0.0
6,316	(1)	Foghorn Therapeutics, Inc.	39,159	0.0
12,947	(1)	Fulcrum Therapeutics, Inc.	36,899	0.0
5,352	(1),(2)	Fulgent Genetics, Inc.	167,089	0.0
81,622	(1)	GeneDx Holdings Corp.	29,792	0.0
13,091	(1)	Generation Bio Co.	56,291	0.0
104,411	(1)	Geron Corp.	226,572	0.1
11,501	(1)	Glaukos Corp.	576,200	0.1
15,716	(1),(2)	Gossamer Bio, Inc.	19,802	0.0
24,308	(1)	GreenLight Biosciences Holdings PBC	10,511	0.0
12,733	(1)	Haemonetics Corp.	1,053,656	0.2
33,789	(1)	Halozyme Therapeutics, Inc.	1,290,402	0.2
6,625	(1),(2)	Harmony Biosciences Holdings, Inc.	216,306	0.0
14,090	(1)	Health Catalyst, Inc.	164,430	0.0
20,798	(1)	HealthEquity, Inc.	1,221,051	0.2
6,512	(1)	HealthStream, Inc.	176,475	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

25,710	(1)	Heron Therapeutics, Inc.	38,822	0.0
2,423	(1)	Heska Corp.	236,533	0.1
4,535	(1)	HilleVax, Inc.	74,964	0.0
30,471	(1),(2)	Hims & Hers Health, Inc.	302,272	0.1
13,808	(1)	Humacyte, Inc.	42,667	0.0
5,941	(1)	Icosavax, Inc.	34,458	0.0
10,574	(1)	Ideaya Biosciences, Inc.	145,181	0.0
2,855	(1)	IGM Biosciences, Inc.	39,228	0.0
20,487	(1)	ImmunityBio, Inc.	37,286	0.0
54,350	(1)	Immunogen, Inc.	208,704	0.0
10,965	(1)	Immunovant, Inc.	170,067	0.0
12,003	(1)	Inari Medical, Inc.	741,065	0.1
8,189	(1)	Inhibrx, Inc.	154,526	0.0
4,615	(1)	Innovage Holding Corp.	36,828	0.0
15,806	(1)	Innoviva, Inc.	177,817	0.0
5,752	(1)	Inogen, Inc.	71,785	0.0
5,743	(1)	Inotiv, Inc.	24,867	0.0
60,756	(1)	Inovio Pharmaceuticals, Inc.	49,820	0.0
33,294	(1),(2)	Insmed, Inc.	567,663	0.1
6,992	(1)	Inspire Medical Systems, Inc.	1,636,617	0.3
8,332	(1)	Integer Holdings Corp.	645,730	0.1
21,149	(1)	Intellia Therapeutics, Inc.	788,223	0.1
6,535	(1)	Intercept Pharmaceuticals, Inc.	87,765	0.0
22,963	(1)	Intra-Cellular Therapies, Inc.	1,243,446	0.2
62,995	(1),(2)	Invitae Corp.	85,043	0.0
13,012	(1)	Invivyd, Inc.	15,614	0.0
37,917	(1)	Iovance Biotherapeutics, Inc.	231,673	0.1
1,693		iRadimed Corp.	66,620	0.0
7,483	(1)	iRhythm Technologies, Inc.	928,116	0.2
33,429	(1),(2)	Ironwood Pharmaceuticals, Inc.	351,673	0.1
5,998	(1)	iTeos Therapeutics, Inc.	81,633	0.0
33,794	(1)	IVERIC bio, Inc.	822,208	0.2
4,726	(1)	Janux Therapeutics, Inc.	57,185	0.0
3,682	(1)	Joint Corp./The	61,968	0.0
18,274	(1)	Jounce Therapeutics, Inc.	33,807	0.0
6,408	(1)	KalVista Pharmaceuticals, Inc.	50,367	0.0
8,109	(1)	Karuna Therapeutics, Inc.	1,472,919	0.3
18,824	(1)	Karyopharm Therapeutics, Inc.	73,225	0.0
4,639	(1)	Keros Therapeutics, Inc.	198,085	0.0
12,946	(1)	Kezar Life Sciences, Inc.	40,521	0.0
8,659	(1)	Kiniksa Pharmaceuticals Ltd.	93,171	0.0
7,875	(1)	Kinnate Biopharma, Inc.	49,219	0.0
8,625	(1)	Kodiak Sciences, Inc.	53,475	0.0
9,843	(1)	Kronos Bio, Inc.	14,371	0.0
5,248	(1)	Krystal Biotech, Inc.	420,155	0.1
16,096	(1)	Kura Oncology, Inc.	196,854	0.0
9,608	(1)	Kymera Therapeutics, Inc.	284,685	0.1
17,109	(1)	Lantheus Holdings, Inc.	1,412,519	0.3
4,976		LeMaitre Vascular, Inc.	256,115	0.1
21,312	(1)	Lexicon Pharmaceuticals, Inc.	51,788	0.0
18,535	(1)	LifeStance Health Group, Inc.	137,715	0.0
3,774	(1)	Ligand Pharmaceuticals, Inc.	277,615	0.1
12,105	(1),(2)	Liquidia Corp.	83,646	0.0
13,469	(1)	LivaNova PLC	586,979	0.1
43,978	(1)	Lyell Immunopharma, Inc.	103,788	0.0
15,366	(1)	MacroGenics, Inc.	110,174	0.0
3,223	(1)	Madrigal Pharmaceuticals, Inc.	780,804	0.1
62,895	(1)	MannKind Corp.	257,869	0.1
22,431	(1)	MaxCyte, Inc.	111,033	0.0
6,456	(1)	Medpace Holdings, Inc.	1,214,051	0.2
8,751	(1)	MeiraGTx Holdings plc	45,243	0.0
13,599	(1)	Merit Medical Systems, Inc.	1,005,646	0.2
22,944	(1)	Mersana Therapeutics, Inc.	94,300	0.0
1,275		Mesa Laboratories, Inc.	222,781	0.1
28,542	(1)	MiMedx Group, Inc.	97,328	0.0
2,151	(1)	Mineralys Therapeutics, Inc.	33,685	0.0
4,557	(1)	Mirum Pharmaceuticals, Inc.	109,459	0.0
3,176	(1)	ModivCare, Inc.	267,038	0.1
7,801	(1),(2)	Monte Rosa Therapeutics, Inc.	60,770	0.0
6,559	(1)	Morphic Holding, Inc.	246,881	0.1
96,259	(1)	Multiplan Corp.	102,035	0.0
19,749	(1)	Myriad Genetics, Inc.	458,769	0.1
11,758	(1)	NanoString Technologies, Inc.	116,404	0.0
11,482	(1),(2)	Nano-X Imaging Ltd.	66,251	0.0
3,208		National Healthcare Corp.	186,289	0.0
3,775		National Research Corp.	164,250	0.0
13,534	(1)	Nautilus Biotechnology, Inc.	37,489	0.0
46,614	(1)	Nektar Therapeutics	32,765	0.0
52,108	(1)	Neogen Corp.	965,040	0.2
31,159	(1)	NeoGenomics, Inc.	542,478	0.1
8,685	(1)	Nevro Corp.	313,963	0.1
14,297	(1)	NextGen Healthcare, Inc.	248,911	0.1
10,157	(1)	NGM Biopharmaceuticals, Inc.	41,441	0.0
8,373	(1)	Nkarta, Inc.	29,724	0.0
11,758	(1)	Nurix Therapeutics, Inc.	104,411	0.0
63,576	(1)	Nutex Health, Inc.	64,212	0.0
4,934	(1)	Nuvalent, Inc.	128,728	0.0
13,213	(1)	NuVasive, Inc.	545,829	0.1
30,107	(1)	Nuvation Bio, Inc.	49,978	0.0
52,658	(1)	Ocugen, Inc.	44,923	0.0
19,518	(1)	Ocular Therapeutix, Inc.	102,860	0.0
18,491	(1),(2)	OmniAb, Inc.	68,047	0.0
2,194	(1),(3),(4)	OmniAB, Inc. - 12.5 Earnout Shares	–	–
2,194	(1),(3),(4)	OmniAB, Inc. - 15 Earnout Shares	–	–
10,979	(1)	Omnicell, Inc.	644,138	0.1
102,223	(1)	Opko Health, Inc.	149,246	0.0
4,564	(1)	OptimizeRx Corp.	66,771	0.0
41,907	(1)	Option Care Health, Inc.	1,331,385	0.2
18,457	(1)	OraSure Technologies, Inc.	111,665	0.0
19,119	(1)	Organogenesis Holdings, Inc.	40,723	0.0
8,713	(1)	Orthofix Medical, Inc.	145,943	0.0
3,792	(1)	OrthoPediatrics Corp.	167,948	0.0
40,391	(1),(2)	Outlook Therapeutics, Inc.	44,026	0.0
12,008	(1)	Outset Medical, Inc.	220,947	0.1
18,365	(1)	Owens & Minor, Inc.	267,211	0.1
61,014	(1)	Pacific Biosciences of California, Inc.	706,542	0.1
11,210	(1)	Pacira BioSciences, Inc.	457,480	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

11,685	(1)	Paragon 28, Inc.	199,463	0.0
22,058		Patterson Cos., Inc.	590,493	0.1
18,493	(1)	Pear Therapeutics, Inc.	4,716	0.0
20,821	(1)	Pediatrix Medical Group, Inc.	310,441	0.1
6,633	(1)	Pennant Group, Inc./The	94,719	0.0
3,806	(1)	PepGen, Inc.	46,547	0.0
7,222	(1)	PetIQ, Inc.	82,620	0.0
5,851	(1),(2)	Phathom Pharmaceuticals, Inc.	41,776	0.0
13,751	(1)	PhenomeX, Inc.	15,951	0.0
5,478		Phibro Animal Health Corp.	83,923	0.0
12,384	(1)	Phreesia, Inc.	399,879	0.1
9,603	(1),(2)	PMV Pharmaceuticals, Inc.	45,806	0.0
20,907	(1),(2)	Point Biopharma Global, Inc.	151,994	0.0
11,783	(1)	Praxis Precision Medicines, Inc.	9,532	0.0
32,216	(1)	Precigen, Inc.	34,149	0.0
12,489	(1)	Prestige Consumer Healthcare, Inc.	782,186	0.1
2,398	(1),(2)	Prime Medicine, Inc.	29,495	0.0
11,946	(1)	Privia Health Group, Inc.	329,829	0.1
6,516	(1)	PROCEPT BioRobotics Corp.	185,054	0.0
18,622	(1)	Progyny, Inc.	598,139	0.1
8,677	(1)	Prometheus Biosciences, Inc.	931,216	0.2
12,360	(1)	Protagonist Therapeutics, Inc.	284,280	0.1
9,449	(1)	Prothena Corp. PLC	457,993	0.1
15,990	(1)	Provention Bio, Inc.	385,359	0.1
17,606	(1)	PTC Therapeutics, Inc.	852,835	0.2
8,639	(1)	Pulmonx Corp.	96,584	0.0
8,129	(1)	Quanterix Corp.	91,614	0.0
22,638	(1)	Quantum-Si, Inc.	39,843	0.0
37,121	(1)	R1 RCM, Inc.	556,815	0.1
12,548	(1)	RadNet, Inc.	314,076	0.1
4,405	(1)	Rallybio Corp.	25,153	0.0
7,245	(1),(2)	RAPT Therapeutics, Inc.	132,946	0.0
6,929	(1),(2)	Reata Pharmaceuticals, Inc.	629,985	0.1
34,304	(1)	Recursion Pharmaceuticals, Inc.	228,808	0.1
10,105	(1)	REGENXBIO, Inc.	191,086	0.0
21,276	(1)	Relay Therapeutics, Inc.	350,416	0.1
7,012	(1)	Relmada Therapeutics, Inc.	15,847	0.0
11,002	(1)	Replimune Group, Inc.	194,295	0.0
19,904	(1)	Revance Therapeutics, Inc.	641,108	0.1
21,803	(1)	REVOLUTION Medicines, Inc.	472,253	0.1
43,631	(1)	Rigel Pharmaceuticals, Inc.	57,593	0.0
13,504	(1)	Rocket Pharmaceuticals, Inc.	231,324	0.1
5,789	(1)	RxSight, Inc.	96,561	0.0
13,029	(1)	Sage Therapeutics, Inc.	546,697	0.1
22,076	(1),(2)	Sana Biotechnology, Inc.	72,189	0.0
32,291	(1)	Sangamo Therapeutics, Inc.	56,832	0.0
13,511	(1)	Schrodinger, Inc./United States	355,745	0.1
26,122	(1)	Scilex Holding Co.	214,200	0.0
12,789	(1)	Seer, Inc.	49,366	0.0
26,700		Select Medical Holdings Corp.	690,195	0.1
115,530	(1)	Senseonics Holdings, Inc.	82,026	0.0
17,991	(1)	Seres Therapeutics, Inc.	102,009	0.0
73,268	(1)	Sharecare, Inc.	104,041	0.0
8,916	(1)	Shockwave Medical, Inc.	1,933,256	0.3
8,954	(1),(2)	SI-BONE, Inc.	176,125	0.0
11,829	(2)	SIGA Technologies, Inc.	68,017	0.0
5,242	(1)	Sight Sciences, Inc.	45,815	0.0
8,868	(1)	Silk Road Medical, Inc.	347,005	0.1
4,025		Simulations Plus, Inc.	176,858	0.0
13,653	(1)	Singular Genomics Systems, Inc.	16,520	0.0
36,178	(1)	SomaLogic, Inc.	92,254	0.0
8,785	(1)	SpringWorks Therapeutics, Inc.	226,126	0.1
12,001	(1)	Staar Surgical Co.	767,464	0.1
5,982	(1)	Stoke Therapeutics, Inc.	49,830	0.0
12,276	(1)	Supernus Pharmaceuticals, Inc.	444,759	0.1
12,575	(1)	Surgery Partners, Inc.	433,460	0.1
3,657	(1)	SurModics, Inc.	83,306	0.0
13,015	(1)	Sutro Biopharma, Inc.	60,129	0.0
14,031	(1)	Syndax Pharmaceuticals, Inc.	296,335	0.1
5,279	(1)	Tactile Systems Technology, Inc.	86,681	0.0
11,328	(1)	Tango Therapeutics, Inc.	44,746	0.0
4,920	(1)	Tarsus Pharmaceuticals, Inc.	61,844	0.0
11,774	(1)	Tenaya Therapeutics, Inc.	33,556	0.0
33,956	(1)	TG Therapeutics, Inc.	510,698	0.1
16,922	(1),(2)	Theravance Biopharma, Inc.	183,604	0.0
4,219	(1)	Theseus Pharmaceuticals, Inc.	37,465	0.0
7,571	(1)	TransMedics Group, Inc.	573,352	0.1
15,274	(1)	Travere Therapeutics, Inc.	343,512	0.1
8,401	(1)	Treace Medical Concepts, Inc.	211,621	0.0
14,004	(1)	Twist Bioscience Corp.	211,180	0.0
3,230	(1)	Tyra Biosciences, Inc.	51,906	0.0
1,787	(1)	UFP Technologies, Inc.	232,024	0.1
3,247		US Physical Therapy, Inc.	317,914	0.1
740		Utah Medical Products, Inc.	70,130	0.0
14,013	(1)	Vanda Pharmaceuticals, Inc.	95,148	0.0
10,048	(1),(2)	Varex Imaging Corp.	182,773	0.0
30,214	(1)	Vaxart, Inc.	22,863	0.0
17,623	(1)	Vaxcyte, Inc.	660,510	0.1
62,228	(1)	VBI Vaccines, Inc.	18,855	0.0
6,097	(1)	Ventyx Biosciences, Inc.	204,250	0.0
5,348	(1)	Vera Therapeutics, Inc.	41,500	0.0
17,911	(1)	Veracyte, Inc.	399,415	0.1
28,512	(1)	Veradigm, Inc.	372,082	0.1
11,787	(1)	Vericel Corp.	345,595	0.1
11,697	(1)	Verve Therapeutics, Inc.	168,671	0.0
15,454	(1)	Vicarious Surgical, Inc.	35,081	0.0
38,512	(1)	ViewRay, Inc.	133,252	0.0
18,300	(1)	Vir Biotechnology, Inc.	425,841	0.1
9,323	(1)	Viridian Therapeutics, Inc.	237,177	0.1
14,537	(1)	Xencor, Inc.	405,437	0.1
33,538	(1)	Xeris Biopharma Holdings, Inc.	54,667	0.0
9,311	(1)	Y-mAbs Therapeutics, Inc.	46,648	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

11,584	(1)	Zentalis Pharmaceuticals, Inc.	199,245	0.0
5,628	(1)	Zimvie, Inc.	40,690	0.0
5,869	(1),(2)	Zynex, Inc.	70,428	0.0
			92,803,379	15.8

		Industrials: 16.8%
32,219	(1)	3D Systems Corp.	345,388	0.1
10,941		AAON, Inc.	1,057,885	0.2
8,571	(1)	AAR Corp.	467,548	0.1
16,615		ABM Industries, Inc.	746,678	0.1
23,488		ACCO Brands Corp.	124,956	0.0
28,846	(1)	ACV Auctions, Inc.	372,402	0.1
19,619	(1)	Aerojet Rocketdyne Holdings, Inc.	1,101,999	0.2
6,117	(1)	Aerovironment, Inc.	560,684	0.1
4,338	(1)	AerSale Corp.	74,700	0.0
14,833	(1)	Air Transport Services Group, Inc.	308,971	0.1
2,565		Alamo Group, Inc.	472,370	0.1
7,756		Albany International Corp.	693,076	0.1
96,507	(1)	Alight, Inc.	888,829	0.2
3,827	(1)	Allegiant Travel Co.	352,007	0.1
3,399		Allied Motion Technologies, Inc.	131,371	0.0
5,520		Alta Equipment Group, Inc.	87,492	0.0
7,988	(1),(2)	Ameresco, Inc.	393,169	0.1
4,257	(1)	American Woodmark Corp.	221,662	0.0
51,489	(1)	API Group Corp.	1,157,473	0.2
5,322		Apogee Enterprises, Inc.	230,177	0.0
9,564		Applied Industrial Technologies, Inc.	1,359,331	0.2
6,150		ArcBest Corp.	568,383	0.1
35,793	(1)	Archer Aviation, Inc.	102,368	0.0
12,217		Arcosa, Inc.	771,015	0.1
3,519		Argan, Inc.	142,414	0.0
5,406		Aris Water Solution, Inc.	42,113	0.0
37,770	(1)	Array Technologies, Inc.	826,408	0.2
12,402	(1)	ASGN, Inc.	1,025,273	0.2
5,753		Astec Industries, Inc.	237,311	0.1
35,787	(1)	Astra Space, Inc.	15,210	0.0
6,859	(1)	Astronics Corp.	91,636	0.0
9,949	(1)	Atkore, Inc.	1,397,636	0.2
3,716	(1)	Atlas Technical Consultants, Inc.	45,298	0.0
6,227		AZZ, Inc.	256,802	0.1
15,340	(1)	Babcock & Wilcox Enterprises, Inc.	92,960	0.0
12,224		Barnes Group, Inc.	492,383	0.1
1,827		Barrett Business Services, Inc.	161,945	0.0
12,941	(1)	Beacon Roofing Supply, Inc.	761,578	0.1
14,488	(1)	Berkshire Grey, Inc.	19,993	0.0
13,677	(1),(2)	Blade Air Mobility, Inc.	46,228	0.0
9,211	(1),(2)	Blink Charging Co.	79,675	0.0
43,913	(1),(2)	Bloom Energy Corp.	875,186	0.2
4,591	(1)	Blue Bird Corp.	93,794	0.0
2,234	(1)	BlueLinx Holdings, Inc.	151,823	0.0
9,848		Boise Cascade Co.	622,886	0.1
11,516		Brady Corp.	618,755	0.1
11,797	(1)	BrightView Holdings, Inc.	66,299	0.0
11,378		Brink's Co.	760,050	0.1
6,679		Brookfield Business Corp.	132,378	0.0
4,707		Cadre Holdings, Inc.	101,389	0.0
6,150		Caesarstone Ltd.	25,400	0.0
12,463	(1)	Casella Waste Systems, Inc.	1,030,192	0.2
12,409	(1)	CBIZ, Inc.	614,121	0.1
10,491	(1)	Chart Industries, Inc.	1,315,571	0.2
4,462	(1)	Cimpress PLC	195,525	0.0
4,902	(1)	CIRCOR International, Inc.	152,550	0.0
7,027		Columbus McKinnon Corp.	261,123	0.1
8,806		Comfort Systems USA, Inc.	1,285,324	0.2
8,384	(1)	Concrete Pumping Holdings, Inc.	57,011	0.0
42,900	(1)	Conduent, Inc.	147,147	0.0
9,890	(1)	Construction Partners, Inc.	266,437	0.1
28,751	(1)	CoreCivic, Inc.	264,509	0.1
13,138		Costamare, Inc.	123,629	0.0
2,271		Covenant Logistics Group, Inc.	80,439	0.0
1,845		CRA International, Inc.	198,928	0.0
8,034		CSG Systems International, Inc.	431,426	0.1
3,772		CSW Industrials, Inc.	524,044	0.1
15,713	(1)	Custom Truck One Source, Inc.	106,691	0.0
10,477	(1)	Daseke, Inc.	80,987	0.0
10,779		Deluxe Corp.	172,464	0.0
67,576	(1),(2)	Desktop Metal, Inc.	155,425	0.0
1,316	(1)	Distribution Solutions Group, Inc.	59,825	0.0
5,727		Douglas Dynamics, Inc.	182,634	0.0
3,054	(1)	Ducommun, Inc.	167,084	0.0
3,987	(1)	DXP Enterprises, Inc.	107,330	0.0
7,162	(1)	Dycom Industries, Inc.	670,721	0.1
3,245	(2)	Eagle Bulk Shipping, Inc.	147,648	0.0
11,918		EMCOR Group, Inc.	1,937,748	0.3
4,472	(2)	Encore Wire Corp.	828,796	0.2
13,252	(1)	Energy Recovery, Inc.	305,459	0.1
19,874	(1)	Energy Vault Holdings, Inc.	42,530	0.0
15,111		Enerpac Tool Group Corp.	385,331	0.1
10,260		EnerSys	891,389	0.2
6,036		Eneti, Inc.	56,437	0.0
5,828		Ennis, Inc.	122,913	0.0
27,175	(1),(2)	Enovix Corp.	405,179	0.1
5,193		EnPro Industries, Inc.	539,501	0.1
6,430		ESCO Technologies, Inc.	613,744	0.1
20,289	(1)	ESS Tech, Inc.	28,202	0.0
29,531	(1)	Evoqua Water Technologies Corp.	1,468,281	0.3
8,063	(1)	ExlService Holdings, Inc.	1,304,835	0.2
12,724		Exponent, Inc.	1,268,456	0.2
14,803		Federal Signal Corp.	802,471	0.1
14,467	(1)	First Advantage Corp.	201,959	0.0
9,173	(1),(2)	Fluence Energy, Inc.	185,753	0.0
35,793	(1)	Fluor Corp.	1,106,362	0.2
3,177	(1)	Forrester Research, Inc.	102,776	0.0
6,714		Forward Air Corp.	723,501	0.1
3,288	(1)	Franklin Covey Co.	126,489	0.0
11,350		Franklin Electric Co., Inc.	1,068,035	0.2
9,601	(1)	Frontier Group Holdings, Inc.	94,474	0.0
10,371	(1),(2)	FTC Solar, Inc.	23,335	0.0
97,969	(1),(2)	FuelCell Energy, Inc.	279,212	0.1
8,874		GATX Corp.	976,317	0.2
8,573		Genco Shipping & Trading Ltd.	134,253	0.0
29,921	(1),(2)	Geo Group, Inc./The	236,077	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

8,109	(1)	Gibraltar Industries, Inc.	393,287	0.1
3,500		Global Industrial Co.	93,940	0.0
10,724	(1)	GMS, Inc.	620,812	0.1
29,905	(2)	Golden Ocean Group Ltd.	284,696	0.1
6,017		Gorman-Rupp Co.	150,425	0.0
48,392		GrafTech International Ltd.	235,185	0.0
11,309		Granite Construction, Inc.	464,574	0.1
16,972	(1)	Great Lakes Dredge & Dock Corp.	92,158	0.0
7,925		Greenbrier Cos., Inc.	254,947	0.1
11,078		Griffon Corp.	354,607	0.1
7,995		H&E Equipment Services, Inc.	353,619	0.1
19,829	(1)	Harsco Corp.	135,432	0.0
13,133	(1)	Hawaiian Holdings, Inc.	120,298	0.0
18,420		Healthcare Services Group, Inc.	255,485	0.1
12,112		Heartland Express, Inc.	192,823	0.0
4,998		Heidrick & Struggles International, Inc.	151,739	0.0
8,154		Helios Technologies, Inc.	533,272	0.1
6,398		Herc Holdings, Inc.	728,732	0.1
4,377	(1)	Heritage-Crystal Clean, Inc.	155,865	0.0
17,984		Hillenbrand, Inc.	854,780	0.2
33,740	(1)	Hillman Solutions Corp.	284,091	0.1
5,672	(1)	HireRight Holdings Corp.	60,180	0.0
10,605		HNI Corp.	295,243	0.1
8,057	(1)	HUB Group, Inc.	676,305	0.1
10,701	(1)	Hudson Technologies, Inc.	93,420	0.0
5,119	(1)	Huron Consulting Group, Inc.	411,414	0.1
10,251	(1)	Hydrofarm Holdings Group, Inc.	17,734	0.0
34,677	(1)	Hyliion Holdings Corp.	68,660	0.0
2,681		Hyster-Yale Materials Handling, Inc. - A shares	133,755	0.0
21,448	(1),(2)	Hyzon Motors, Inc.	17,482	0.0
1,114	(1)	IBEX Holdings Ltd.	27,182	0.0
4,609		ICF International, Inc.	505,607	0.1
2,323	(1)	IES Holdings, Inc.	100,098	0.0
8,943		Insperity, Inc.	1,087,022	0.2
4,851		Insteel Industries, Inc.	134,955	0.0
15,136		Interface, Inc.	122,904	0.0
20,460	(1)	Janus International Group, Inc.	201,736	0.0
21,688	(1)	JELD-WEN Holding, Inc.	274,570	0.1
63,289	(1),(2)	Joby Aviation, Inc.	274,674	0.1
7,944		John Bean Technologies Corp.	868,200	0.2
2,915		Kadant, Inc.	607,836	0.1
7,095		Kaman Corp.	162,192	0.0
27,726	(1),(2)	KAR Auction Services, Inc.	379,292	0.1
8,916		Kelly Services, Inc.	147,916	0.0
20,054	(2)	Kennametal, Inc.	553,089	0.1
5,102		Kforce, Inc.	322,650	0.1
10,780		Kimball International, Inc.	133,672	0.0
13,454		Korn Ferry	696,110	0.1
31,064	(1)	Kratos Defense & Security Solutions, Inc.	418,743	0.1
23,871	(1)	Legalzoom.com, Inc.	223,910	0.0
34,520	(1),(2)	Li-Cycle Holdings Corp.	194,348	0.0
2,762		Lindsay Corp.	417,421	0.1
6,720	(1)	Liquidity Services, Inc.	88,502	0.0
7,822		Luxfer Holdings PLC	132,192	0.0
8,766	(1)	Manitowoc Co., Inc./The	149,811	0.0
29,888	(1)	Markforged Holding Corp.	28,657	0.0
15,176		Marten Transport Ltd.	317,937	0.1
5,632	(1)	Masonite International Corp.	511,217	0.1
9,440		Matson, Inc.	563,285	0.1
7,918		Matthews International Corp.	285,523	0.1
18,586		Maxar Technologies, Inc.	949,001	0.2
15,185		MAXIMUS, Inc.	1,195,060	0.2
6,017		Mcgrath Rentcorp	561,446	0.1
41,760	(1)	Microvast Holdings, Inc.	51,782	0.0
2,769		Miller Industries, Inc.	97,884	0.0
18,831		MillerKnoll, Inc.	385,094	0.1
6,924	(1)	Montrose Environmental Group, Inc.	246,979	0.1
7,114		Moog, Inc.	716,736	0.1
20,655	(1)	MRC Global, Inc.	200,767	0.0
13,827		Mueller Industries, Inc.	1,016,008	0.2
38,453		Mueller Water Products, Inc.	536,035	0.1
4,188	(1)	MYR Group, Inc.	527,730	0.1
1,213		National Presto Industries, Inc.	87,445	0.0
6,558	(1)	NEXTracker, Inc.	237,793	0.1
84,387	(1),(2)	Nikola Corp.	102,108	0.0
2,653	(1)	Northwest Pipe Co.	82,853	0.0
27,711	(1)	NOW, Inc.	308,978	0.1
7,559	(1),(2)	NuScale Power Corp.	68,711	0.0
3,429	(1)	NV5 Global, Inc.	356,513	0.1
861		Omega Flex, Inc.	95,950	0.0
1,597	(1)	PAM Transportation Services	45,722	0.0
6,071		Park Aerospace Corp.	81,655	0.0
7,989	(1)	Parsons Corp.	357,428	0.1
15,139	(1)	PGT Innovations, Inc.	380,140	0.1
43,865		Pitney Bowes, Inc.	170,635	0.0
43,798	(1)	Planet Labs PBC	172,126	0.0
2,165		Powell Industries, Inc.	92,207	0.0
801		Preformed Line Products Co.	102,560	0.0
13,240		Primoris Services Corp.	326,498	0.1
55,657	(1)	Proterra, Inc.	84,599	0.0
6,886	(1)	Proto Labs, Inc.	228,271	0.0
6,708	(1)	Quad/Graphics, Inc.	28,777	0.0
8,533		Quanex Building Products Corp.	183,716	0.0
10,566	(1)	Radiant Logistics, Inc.	69,313	0.0
7,099	(1)	RBC Bearings, Inc.	1,652,150	0.3
2,319	(1)	Red Violet, Inc.	40,814	0.0
35,928	(1)	Resideo Technologies, Inc.	656,764	0.1
8,439		Resources Connection, Inc.	143,969	0.0
7,808		REV Group, Inc.	93,618	0.0
54,249	(1)	Rocket Lab USA, Inc.	219,166	0.0
12,210		Rush Enterprises, Inc. - Class A	666,666	0.1
17,038		Safe Bulkers, Inc.	62,870	0.0
6,652	(1)	Saia, Inc.	1,809,876	0.3
27,257	(1)	Sarcos Technology and Robotics Corp.	12,939	0.0
40,777	(1)	Shoals Technologies Group, Inc.	929,308	0.2
8,703		Shyft Group, Inc./The	197,993	0.0
10,754		Simpson Manufacturing Co., Inc.	1,179,069	0.2
19,001	(1)	Skillsoft Corp.	38,002	0.0
12,261	(1)	Skywest, Inc.	271,826	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

5,432	(1)	SP Plus Corp.	186,263	0.0
30,951	(1)	Spire Global, Inc.	20,675	0.0
27,043		Spirit Airlines, Inc.	464,328	0.1
10,954	(1)	SPX Technologies, Inc.	773,133	0.1
2,998		Standex International Corp.	367,075	0.1
21,581		Steelcase, Inc.	181,712	0.0
35,937	(1),(2)	Stem, Inc.	203,763	0.0
6,113	(1)	Sterling Check Corp.	68,160	0.0
7,609	(1)	Sterling Infrastructure, Inc.	288,229	0.1
8,086	(1)	Sun Country Airlines Holdings, Inc.	165,763	0.0
20,606	(1),(2)	SunPower Corp.	285,187	0.1
4,741		Tennant Co.	324,901	0.1
16,658		Terex Corp.	805,914	0.1
13,906	(1)	Terran Orbital Corp.	25,587	0.0
10,799		Textainer Group Holdings Ltd.	346,756	0.1
9,402	(1)	Thermon Group Holdings, Inc.	234,298	0.0
12,907	(1)	Titan International, Inc.	135,265	0.0
5,251	(1)	Titan Machinery, Inc.	159,893	0.0
9,609	(1)	TPI Composites, Inc.	125,397	0.0
1,899	(1)	Transcat, Inc.	169,752	0.0
9,189	(1)	TriNet Group, Inc.	740,725	0.1
19,917		Trinity Industries, Inc.	485,178	0.1
14,343		Triton International Ltd.	906,764	0.2
16,048	(1)	Triumph Group, Inc.	185,996	0.0
8,272	(1)	TrueBlue, Inc.	147,242	0.0
4,833		TTEC Holdings, Inc.	179,933	0.0
35,614	(1)	TuSimple Holdings, Inc.	52,353	0.0
10,741	(1)	Tutor Perini Corp.	66,272	0.0
14,975		UFP Industries, Inc.	1,190,063	0.2
3,711		Unifirst Corp.	653,990	0.1
1,629		Universal Logistics Holdings, Inc.	47,485	0.0
30,340	(1)	Upwork, Inc.	343,449	0.1
3,104	(1)	V2X, Inc.	123,291	0.0
13,711	(1),(2)	Velo3D, Inc.	31,124	0.0
3,316		Veritiv Corp.	448,124	0.1
36,132	(1)	Verra Mobility Corp.	611,353	0.1
5,508	(1)	Viad Corp.	114,787	0.0
5,560	(1)	Vicor Corp.	260,986	0.1
37,556	(1)	View, Inc.	18,778	0.0
59,453	(1),(2)	Virgin Galactic Holdings, Inc.	240,785	0.1
2,868		VSE Corp.	128,773	0.0
12,138		Wabash National Corp.	298,473	0.1
6,836		Watts Water Technologies, Inc.	1,150,636	0.2
15,582		Werner Enterprises, Inc.	708,825	0.1
39,043	(1)	Wheels Up Experience, Inc.	24,706	0.0
2,913	(1)	Willdan Group, Inc.	45,501	0.0
8,511	(1)	Xometry, Inc.	127,410	0.0
18,192	(1)	Xos, Inc.	9,551	0.0
30,972		Zurn Elkay Water Solutions Corp.	661,562	0.1
			98,707,284	16.8

		Information Technology: 12.2%
31,170	(1),(2)	8x8, Inc.	129,979	0.0
5,796	(1),(2)	908 Devices, Inc.	49,846	0.0
16,895		A10 Networks, Inc.	261,704	0.1
28,539	(1)	ACI Worldwide, Inc.	769,982	0.1
12,178	(1)	ACM Research, Inc.	142,483	0.0
26,629		Adeia, Inc.	235,933	0.0
17,964		ADTRAN Holdings, Inc.	284,909	0.1
9,372		Advanced Energy Industries, Inc.	918,456	0.2
24,876	(1)	Aeva Technologies, Inc.	29,602	0.0
36,413	(1)	AEye, Inc.	11,463	0.0
5,008	(1)	Agilysys, Inc.	413,210	0.1
15,220	(1)	Akoustis Technologies, Inc.	46,878	0.0
12,079	(1)	Alarm.com Holdings, Inc.	607,332	0.1
9,299	(1)	Alkami Technology, Inc.	117,725	0.0
5,384	(1)	Alpha & Omega Co.	145,099	0.0
12,727	(1)	Altair Engineering, Inc.	917,744	0.2
9,090	(1)	Ambarella, Inc.	703,748	0.1
9,245		American Software, Inc.	116,579	0.0
25,446		Amkor Technology, Inc.	662,105	0.1
14,234	(1)	Amplitude, Inc.	177,071	0.0
4,797	(1)	Appfolio, Inc.	597,131	0.1
10,139	(1)	Appian Corp.	449,969	0.1
17,930	(1)	Applied Digital Corp.	40,163	0.0
22,711	(1)	Arlo Technologies, Inc.	137,629	0.0
5,021	(1)	Arteris, Inc.	21,239	0.0
18,584	(1)	Asana, Inc.	392,680	0.1
5,127	(1),(2)	Atomera, Inc.	32,659	0.0
33,455	(1)	AvePoint, Inc.	137,835	0.0
2,653	(1)	Aviat Networks, Inc.	91,422	0.0
9,019	(1)	Avid Technology, Inc.	288,428	0.1
8,208	(1)	Axcelis Technologies, Inc.	1,093,716	0.2
10,629	(1)	AXT, Inc.	42,303	0.0
7,360		Badger Meter, Inc.	896,595	0.2
10,796		Belden, Inc.	936,769	0.2
8,966		Benchmark Electronics, Inc.	212,405	0.0
16,260	(1)	BigCommerce Holdings, Inc.	145,364	0.0
11,580	(1)	Blackbaud, Inc.	802,494	0.1
13,791	(1)	Blackline, Inc.	926,066	0.2
48,887	(1)	Blend Labs, Inc.	48,701	0.0
34,340	(1)	Box, Inc.	919,969	0.2
11,359	(1)	Brightcove, Inc.	50,548	0.0
15,474	(1),(2)	C3.ai, Inc.	519,462	0.1
14,277	(1)	Calix, Inc.	765,104	0.1
2,835	(1)	Cambium Networks Corp.	50,236	0.0
8,629	(1)	Casa Systems, Inc.	10,959	0.0
9,753	(1)	Cerence, Inc.	273,962	0.1
5,854	(1)	Ceva, Inc.	178,137	0.0
14,545	(1),(2)	Cipher Mining, Inc.	33,890	0.0
17,352	(1),(2)	Cleanspark, Inc.	48,239	0.0
15,653	(2)	Clear Secure, Inc.	409,639	0.1
2,954	(1),(2)	Clearfield, Inc.	137,597	0.0
12,075	(1)	Cohu, Inc.	463,559	0.1
51,293	(1)	CommScope Holding Co., Inc.	326,736	0.1
11,098	(1)	Commvault Systems, Inc.	629,700	0.1
6,484		Comtech Telecommunications Corp.	80,920	0.0
4,044	(1)	Consensus Cloud Solutions, Inc.	137,860	0.0
9,625	(1)	Corsair Gaming, Inc.	176,619	0.0
7,069	(1)	Couchbase, Inc.	99,390	0.0
23,921	(1)	Credo Technology Group Holding Ltd.	225,336	0.0
5,454	(1)	CS Disco, Inc.	36,215	0.0
8,097		CTS Corp.	400,478	0.1
13,005	(1)	Cvent Holding Corp.	108,722	0.0
10,455	(1)	Cyxtera Technologies, Inc.	3,193	0.0
18,918	(1)	Diebold Nixdorf, Inc.	22,702	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

8,862	(1)	Digi International, Inc.	298,472	0.1
3,576	(1),(2)	Digimarc Corp.	70,268	0.0
23,651	(1)	Digital Turbine, Inc.	292,326	0.1
18,233	(1),(2)	DigitalOcean Holdings, Inc.	714,187	0.1
11,023	(1)	Diodes, Inc.	1,022,493	0.2
7,882	(1)	Domo, Inc.	111,846	0.0
4,619	(1)	DZS, Inc.	36,444	0.0
50,056	(1),(2)	E2open Parent Holdings, Inc.	291,326	0.1
15,081	(1)	Eastman Kodak Co.	61,832	0.0
6,607		Ebix, Inc.	87,146	0.0
36,201	(1)	Edgio, Inc.	28,639	0.0
6,604	(1)	eGain Corp.	50,124	0.0
6,539	(1)	Enfusion, Inc.	68,659	0.0
9,021	(1)	EngageSmart, Inc.	173,654	0.0
13,680	(1)	Envestnet, Inc.	802,606	0.1
6,673	(1)	ePlus, Inc.	327,244	0.1
9,923	(1)	Everbridge, Inc.	344,030	0.1
5,903	(1)	EverCommerce, Inc.	62,454	0.0
20,858	(1)	Evolv Technologies Holdings, Inc.	65,077	0.0
32,276	(1)	Extreme Networks, Inc.	617,117	0.1
9,288	(1)	Fabrinet	1,103,043	0.2
4,700	(1)	Faro Technologies, Inc.	115,667	0.0
28,038	(1)	Fastly, Inc.	497,955	0.1
6,694	(1),(2)	Focus Universal, Inc.	16,735	0.0
9,242	(1)	ForgeRock, Inc.	190,385	0.0
19,456	(1)	Formfactor, Inc.	619,674	0.1
12,477	(1)	Grid Dynamics Holdings, Inc.	142,986	0.0
6,761		Hackett Group, Inc.	124,943	0.0
24,238	(1)	Harmonic, Inc.	353,632	0.1
7,049	(1)	Ichor Holdings Ltd.	230,784	0.0
5,892	(1)	Identiv, Inc.	36,177	0.0
5,217	(1)	Impinj, Inc.	707,008	0.1
25,197	(1),(2)	indie Semiconductor, Inc.	265,828	0.1
47,385	(1),(2)	Infinera Corp.	367,708	0.1
8,270		Information Services Group, Inc.	42,094	0.0
7,667	(1)	Insight Enterprises, Inc.	1,096,074	0.2
4,664	(1)	Instructure Holdings, Inc.	120,798	0.0
3,393	(1)	Intapp, Inc.	152,142	0.0
7,639	(2)	InterDigital, Inc.	556,883	0.1
30,603	(1),(2)	IonQ, Inc.	188,208	0.0
11,417	(1)	Itron, Inc.	633,073	0.1
6,862	(1)	Kimball Electronics, Inc.	165,374	0.0
21,552	(1)	Knowles Corp.	366,384	0.1
14,328		Kulicke & Soffa Industries, Inc.	754,942	0.1
44,061	(1)	Latch, Inc.	33,579	0.0
28,485	(1),(2)	Lightwave Logic, Inc.	148,977	0.0
18,059	(1),(2)	LivePerson, Inc.	79,640	0.0
16,956	(1)	LiveRamp Holdings, Inc.	371,845	0.1
12,423	(1)	MACOM Technology Solutions Holdings, Inc.	880,045	0.2
29,088	(1),(2)	Marathon Digital Holdings, Inc.	253,647	0.1
56,211	(1)	Matterport, Inc.	153,456	0.0
18,131	(1)	MaxLinear, Inc.	638,392	0.1
6,172	(1)	MeridianLink, Inc.	106,776	0.0
9,049		Methode Electronics, Inc.	397,070	0.1
2,408	(1)	MicroStrategy, Inc.	703,907	0.1
41,563	(1),(2)	Microvision, Inc.	110,973	0.0
34,240	(1)	Mirion Technologies, Inc.	292,410	0.1
11,636	(1)	Mitek Systems, Inc.	111,589	0.0
9,537	(1),(2)	Model N, Inc.	319,203	0.1
33,418	(1)	Momentive Global, Inc.	311,456	0.1
17,604	(1)	N-Able, Inc.	232,373	0.0
7,779	(1)	Napco Security Technologies, Inc.	292,335	0.1
7,102	(1)	Netgear, Inc.	131,458	0.0
17,436	(1),(2)	Netscout Systems, Inc.	499,541	0.1
17,942	(1),(2)	NextNav, Inc.	36,422	0.0
11,338	(1)	nLight, Inc.	115,421	0.0
8,896	(1)	Novanta, Inc.	1,415,265	0.2
23,072	(1)	Olo, Inc.	188,268	0.0
11,104	(1)	ON24, Inc.	97,271	0.0
10,542	(1)	OneSpan, Inc.	184,485	0.0
12,344	(1)	Onto Innovation, Inc.	1,084,791	0.2
4,032	(1)	OSI Systems, Inc.	412,715	0.1
80,462	(1)	Ouster, Inc.	67,323	0.0
21,248	(1),(2)	PagerDuty, Inc.	743,255	0.1
6,722	(1)	PAR Technology Corp.	228,279	0.0
2,902		PC Connection, Inc.	130,474	0.0
7,831	(1)	PDF Solutions, Inc.	332,034	0.1
8,483	(1)	Perficient, Inc.	612,388	0.1
15,064	(1)	Photronics, Inc.	249,761	0.1
6,837	(1)	Plexus Corp.	667,086	0.1
20,395	(1),(2)	Porch Group, Inc.	29,165	0.0
14,274		Power Integrations, Inc.	1,208,151	0.2
11,947	(1)	PowerSchool Holdings, Inc.	236,790	0.0
11,055		Progress Software Corp.	635,110	0.1
10,683	(1)	PROS Holdings, Inc.	292,714	0.1
13,995	(1)	Q2 Holdings, Inc.	344,557	0.1
9,581	(1)	Qualys, Inc.	1,245,722	0.2
14,562	(1)	Rackspace Technology, Inc.	27,377	0.0
27,019	(1)	Rambus, Inc.	1,384,994	0.2
14,459	(1)	Rapid7, Inc.	663,813	0.1
20,043	(1)	Ribbon Communications, Inc.	68,547	0.0
12,441	(1)	Rimini Street, Inc.	51,257	0.0
38,698	(1),(2)	Riot Platforms, Inc.	386,593	0.1
4,652	(1)	Rogers Corp.	760,276	0.1
14,412	(1)	Sanmina Corp.	878,988	0.2
8,100		Sapiens International Corp. NV	175,932	0.0
6,424	(1)	Scansource, Inc.	195,547	0.0
15,601	(1)	Semtech Corp.	376,608	0.1
2,554	(1)	ShotSpotter, Inc.	100,423	0.0
8,089	(1)	Silicon Laboratories, Inc.	1,416,303	0.2
4,088	(1)	SiTime Corp.	581,436	0.1
2,478	(1)	SkyWater Technology, Inc.	28,200	0.0
11,955	(1)	SMART Global Holdings, Inc.	206,104	0.0
32,099	(1)	SmartRent, Inc.	81,852	0.0
12,432	(1)	SolarWinds Corp.	106,915	0.0
11,489	(1)	Sprout Social, Inc.	699,450	0.1
9,090	(1)	SPS Commerce, Inc.	1,384,407	0.2
8,038	(1)	Squarespace, Inc.	255,367	0.1
27,354	(1)	Sumo Logic, Inc.	327,701	0.1
11,441	(1)	Super Micro Computer, Inc.	1,219,039	0.2
9,901	(1)	Synaptics, Inc.	1,100,496	0.2
13,941	(1)	Telos Corp.	35,271	0.0
27,389	(1)	Tenable Holdings, Inc.	1,301,251	0.2
7,112	(1)	Transphorm, Inc.	28,377	0.0
24,865	(1)	TTM Technologies, Inc.	335,429	0.1
2,647	(1)	Tucows, Inc.	51,484	0.0
4,050	(1)	Turtle Beach Corp.	40,581	0.0
11,201	(1)	Ultra Clean Holdings, Inc.	371,425	0.1
16,993	(1)	Unisys Corp.	65,933	0.0
7,834	(1)	Upland Software, Inc.	33,686	0.0
27,379	(1)	Varonis Systems, Inc.	712,128	0.1
12,568	(1),(2)	Veeco Instruments, Inc.	265,562	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

15,828	(1)	Verint Systems, Inc.	589,435	0.1
7,777	(1)	Veritone, Inc.	45,340	0.0
56,869	(1)	Viavi Solutions, Inc.	615,891	0.1
32,462		Vishay Intertechnology, Inc.	734,290	0.1
3,365	(1)	Vishay Precision Group, Inc.	140,522	0.0
6,907	(1)	Weave Communications, Inc.	34,328	0.0
17,812	(1)	WM Technology, Inc.	15,126	0.0
11,814	(1)	Workiva, Inc.	1,209,872	0.2
28,104		Xerox Holdings Corp.	432,802	0.1
10,652	(1)	Xperi, Inc.	116,426	0.0
29,625	(1)	Yext, Inc.	284,696	0.1
26,842	(1)	Zeta Global Holdings Corp.	290,699	0.1
30,616	(1)	Zuora, Inc.	302,486	0.1
			71,675,813	12.2

		Materials: 4.5%
9,453	(1),(2)	5E Advanced Materials, Inc.	51,235	0.0
6,888		AdvanSix, Inc.	263,604	0.1
3,766		Alpha Metallurgical Resources, Inc.	587,496	0.1
7,625		American Vanguard Corp.	166,835	0.0
50,410	(1),(2)	Amyris, Inc.	68,558	0.0
25,861	(1)	Arconic Corp.	678,334	0.1
11,722	(1)	Aspen Aerogels, Inc.	87,329	0.0
31,135	(1)	ATI, Inc.	1,228,587	0.2
22,816		Avient Corp.	939,107	0.2
7,976		Balchem Corp.	1,008,804	0.2
13,710		Cabot Corp.	1,050,734	0.2
12,176		Carpenter Technology Corp.	544,998	0.1
13,261	(1)	Century Aluminum Co.	132,610	0.0
2,054		Chase Corp.	215,115	0.0
4,347	(1)	Clearwater Paper Corp.	145,277	0.0
70,113	(1)	Coeur Mining, Inc.	279,751	0.1
29,153		Commercial Metals Co.	1,425,582	0.2
8,676		Compass Minerals International, Inc.	297,500	0.1
31,635	(1)	Constellium SE	483,383	0.1
11,693	(1)	Dakota Gold Corp.	42,329	0.0
22,702	(1),(2)	Danimer Scientific, Inc.	78,322	0.0
20,220	(1)	Diversey Holdings Ltd.	163,580	0.0
17,974	(1)	Ecovyst, Inc.	198,613	0.0
7,162		FutureFuel Corp.	52,856	0.0
12,252		Glatfelter Corp.	39,084	0.0
7,294		Greif, Inc. - Class A	462,221	0.1
5,050		Hawkins, Inc.	221,089	0.0
3,298		Haynes International, Inc.	165,197	0.0
13,118		HB Fuller Co.	897,927	0.2
139,346	(2)	Hecla Mining Co.	882,060	0.2
37,444	(1)	Hycroft Mining Holding Corp.	16,191	0.0
9,555	(1)	Ingevity Corp.	683,374	0.1
6,296		Innospec, Inc.	646,410	0.1
2,729	(1)	Intrepid Potash, Inc.	75,320	0.0
10,749	(1)	Ivanhoe Electric, Inc. / US	130,600	0.0
4,055		Kaiser Aluminum Corp.	302,625	0.1
5,331		Koppers Holdings, Inc.	186,425	0.0
4,128		Kronos Worldwide, Inc.	38,019	0.0
40,518	(1),(2)	Livent Corp.	880,051	0.2
17,162	(1)	LSB Industries, Inc.	177,283	0.0
5,112		Materion Corp.	592,992	0.1
13,814		Mativ Holdings, Inc.	296,587	0.1
8,099		Minerals Technologies, Inc.	489,342	0.1
9,640		Myers Industries, Inc.	206,585	0.0
62,568	(1)	Novagold Resources, Inc.	389,173	0.1
38,406	(1)	O-I Glass, Inc.	872,200	0.2
2,374		Olympic Steel, Inc.	123,946	0.0
26,977	(1)	Origin Materials, Inc.	115,192	0.0
15,072		Orion Engineered Carbons SA	393,228	0.1
10,785		Pactiv Evergreen, Inc.	86,280	0.0
30,861	(1)	Perimeter Solutions SA	249,357	0.0
4,338	(1)	Piedmont Lithium, Inc.	260,497	0.1
26,885	(1),(2)	PureCycle Technologies, Inc.	188,195	0.0
3,443		Quaker Chemical Corp.	681,542	0.1
5,555		Ramaco Resources, Inc.	48,939	0.0
9,902	(1)	Ranpak Holdings Corp.	51,688	0.0
16,389	(1)	Rayonier Advanced Materials, Inc.	102,759	0.0
4,600		Ryerson Holding Corp.	167,348	0.0
6,475		Schnitzer Steel Industries, Inc.	201,372	0.0
10,471		Sensient Technologies Corp.	801,660	0.1
5,314		Stepan Co.	547,501	0.1
30,232	(1)	Summit Materials, Inc.	861,310	0.2
20,616		SunCoke Energy, Inc.	185,132	0.0
8,578		Sylvamo Corp.	396,818	0.1
11,436	(1)	TimkenSteel Corp.	209,736	0.0
6,582		Tredegar Corp.	60,094	0.0
10,694		Trimas Corp.	297,935	0.1
8,899		Trinseo PLC	185,544	0.0
28,983		Tronox Holdings PLC	416,775	0.1
12,635		Warrior Met Coal, Inc.	463,831	0.1
8,005		Worthington Industries, Inc.	517,523	0.1
			26,455,496	4.5

		Real Estate: 6.2%
22,612		Acadia Realty Trust	315,437	0.1
20,553		Agree Realty Corp.	1,410,141	0.2
19,150		Alexander & Baldwin, Inc.	362,126	0.1
587		Alexander's, Inc.	113,731	0.0
13,226		American Assets Trust, Inc.	245,871	0.1
28,056	(1)	Anywhere Real Estate, Inc.	148,136	0.0
39,281		Apartment Investment and Management Co.	302,071	0.1
53,958		Apple Hospitality REIT, Inc.	837,428	0.2
17,338		Armada Hoffler Properties, Inc.	204,762	0.0
8,623	(1)	Ashford Hospitality Trust, Inc.	27,680	0.0
16,298		Braemar Hotels & Resorts, Inc.	62,910	0.0
42,492		Brandywine Realty Trust	200,987	0.0
40,711		Broadstone Net Lease, Inc.	692,494	0.1
2,726		BRT Apartments Corp.	53,757	0.0
24,663		CareTrust REIT, Inc.	482,902	0.1
6,825		CBL & Associates Properties, Inc.	174,993	0.0
3,993		Centerspace	218,138	0.0
13,685		Chatham Lodging Trust	143,556	0.0
10,108		City Office REIT, Inc.	69,745	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

6,529		Community Healthcare Trust, Inc.	238,961	0.0
68,295	(1)	Compass, Inc.	220,593	0.0
28,498		Corporate Office Properties Trust SBI MD	675,688	0.1
4,572		CTO Realty Growth, Inc.	78,913	0.0
38,452	(1)	Cushman & Wakefield PLC	405,284	0.1
53,188		DiamondRock Hospitality Co.	432,418	0.1
39,802		DigitalBridge Group, Inc.	477,226	0.1
60,161		Diversified Healthcare Trust	81,217	0.0
19,453		Douglas Elliman, Inc.	60,499	0.0
22,604	(2)	Easterly Government Properties, Inc.	310,579	0.1
21,827		Elme Communities	389,830	0.1
35,787		Empire State Realty Trust, Inc.	232,258	0.0
26,303		Equity Commonwealth	544,735	0.1
33,126		Essential Properties Realty Trust, Inc.	823,181	0.1
17,190	(2)	eXp World Holdings, Inc.	218,141	0.0
12,089		Farmland Partners, Inc.	129,352	0.0
5,668	(1)	Forestar Group, Inc.	88,194	0.0
20,185		Four Corners Property Trust, Inc.	542,169	0.1
26,569		Franklin Street Properties Corp.	41,713	0.0
1,922	(1)	FRP Holdings, Inc.	111,245	0.0
10,438	(2)	Getty Realty Corp.	376,081	0.1
10,058		Gladstone Commercial Corp.	127,033	0.0
8,346		Gladstone Land Corp.	138,961	0.0
16,023		Global Medical REIT, Inc.	145,970	0.0
25,658		Global Net Lease, Inc.	329,962	0.1
9,230		Hersha Hospitality Trust	62,026	0.0
54,937		Independence Realty Trust, Inc.	880,640	0.2
1,307	(2)	Indus Realty Trust, Inc.	86,641	0.0
16,529		Industrial Logistics Properties Trust	50,744	0.0
6,906	(2)	Innovative Industrial Properties, Inc.	524,787	0.1
16,869		InvenTrust Properties Corp.	394,735	0.1
9,412	(2)	iStar, Inc.	276,416	0.1
29,587		Kennedy-Wilson Holdings, Inc.	490,848	0.1
54,520		Kite Realty Group Trust	1,140,558	0.2
10,077		LTC Properties, Inc.	354,005	0.1
68,623		LXP Industrial Trust	707,503	0.1
53,633		Macerich Co.	568,510	0.1
6,426		Marcus & Millichap, Inc.	206,339	0.0
11,110		National Health Investors, Inc.	573,054	0.1
34,454		Necessity Retail REIT, Inc./The	216,371	0.0
14,409		NETSTREIT Corp.	263,397	0.1
36,196		Newmark Group, Inc.	256,268	0.1
6,150		NexPoint Residential Trust, Inc.	268,571	0.1
12,877		Office Properties Income Trust	158,387	0.0
4,967		One Liberty Properties, Inc.	113,893	0.0
14,915		Orion Office REIT, Inc.	99,931	0.0
36,619		Outfront Media, Inc.	594,326	0.1
47,048		Paramount Group, Inc.	214,539	0.0
32,670	(2)	Pebblebrook Hotel Trust	458,687	0.1
28,934		Phillips Edison & Co., Inc.	943,827	0.2
54,960		Physicians Realty Trust	820,553	0.1
31,726		Piedmont Office Realty Trust, Inc.	231,600	0.0
9,239		Plymouth Industrial REIT, Inc.	194,111	0.0
19,915		PotlatchDeltic Corp.	985,793	0.2
5,320		RE/MAX Holdings, Inc.	99,803	0.0
27,253	(1)	Redfin Corp.	246,912	0.1
30,379		Retail Opportunity Investments Corp.	424,091	0.1
41,618		RLJ Lodging Trust	441,151	0.1
4,338		RMR Group, Inc.	113,829	0.0
22,375		RPT Realty	212,786	0.0
13,424		Ryman Hospitality Properties	1,204,536	0.2
57,268		Sabra Healthcare REIT, Inc.	658,582	0.1
3,784		Saul Centers, Inc.	147,576	0.0
42,897		Service Properties Trust	427,254	0.1
47,111		SITE Centers Corp.	578,523	0.1
8,860		St. Joe Co.	368,665	0.1
44,081		STAG Industrial, Inc.	1,490,819	0.3
2,581	(1)	Star Holdings	44,891	0.0
1,389		Stratus Properties, Inc.	27,780	0.0
28,074		Summit Hotel Properties, Inc.	196,518	0.0
53,913		Sunstone Hotel Investors, Inc.	532,660	0.1
25,558		Tanger Factory Outlet Centers, Inc.	501,704	0.1
4,435	(1)	Tejon Ranch Co.	81,027	0.0
19,868		Terreno Realty Corp.	1,283,473	0.2
12,412		UMH Properties, Inc.	183,573	0.0
58,523		Uniti Group, Inc.	207,757	0.0
3,536		Universal Health Realty Income Trust	170,117	0.0
29,267		Urban Edge Properties	440,761	0.1
8,881		Urstadt Biddle Properties, Inc.	156,039	0.0
23,077	(1)	Veris Residential, Inc.	337,847	0.1
12,382		Whitestone REIT	113,914	0.0
29,339		Xenia Hotels & Resorts, Inc.	384,048	0.1
			36,500,764	6.2

		Utilities: 3.3%
14,033		ALLETE, Inc.	903,304	0.2
21,770	(1)	Altus Power, Inc.	119,300	0.0
9,357		American States Water Co.	831,744	0.1
2,083		Artesian Resources Corp.	115,315	0.0
18,321		Avista Corp.	777,726	0.1
16,162		Black Hills Corp.	1,019,822	0.2
24,322		Brookfield Infrastructure Corp.	1,120,271	0.2
13,627		California Water Service Group	793,091	0.1
4,519		Chesapeake Utilities Corp.	578,387	0.1
7,315		Clearway Energy, Inc.-Class A	219,669	0.0
21,919		Clearway Energy, Inc.-Class C	686,722	0.1
9,290		MGE Energy, Inc.	721,554	0.1
4,443		Middlesex Water Co.	347,087	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

16,388	(1)	Montauk Renewables, Inc.	128,974	0.0
24,454		New Jersey Resources Corp.	1,300,953	0.2
8,479		Northwest Natural Holding Co.	403,261	0.1
13,779		NorthWestern Corp.	797,253	0.1
13,480		ONE Gas, Inc.	1,068,020	0.2
12,349		Ormat Technologies, Inc.	1,046,825	0.2
10,556	(2)	Otter Tail Corp.	762,882	0.1
20,994		PNM Resources, Inc.	1,021,988	0.2
22,239		Portland General Electric Co.	1,087,265	0.2
5,931	(1)	Purecycle Corp.	56,048	0.0
7,079		SJW Group	538,924	0.1
16,750		Southwest Gas Holdings, Inc.	1,046,038	0.2
12,847		Spire, Inc.	901,089	0.2
24,831	(1),(2)	Sunnova Energy International, Inc.	387,860	0.1
4,377		Unitil Corp.	249,664	0.1
3,845		York Water Co.	171,872	0.0
			19,202,908	3.3

	Total Common Stock
	(Cost $357,997,653)		578,649,378	98.7

RIGHTS: –%
		Consumer, Non-cyclical: –%
390	(1),(3),(4)	GTX, Inc. - CVR	–	–

		Health Care: –%
4,590	(1),(3),(4)	Aduro Biotech, Inc. - CVR	–	–
37,288	(1),(2),(3),(4)	Progenics Pharmaceuticals, Inc. - CVR	–	–
			–	–

	Total Rights
	(Cost $799)		–	–

OTHER(5): –%
		Consumer, Non-cyclical: –%
18,479	(2),(3),(4)	The Fresh Market Holdings, Inc.	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $357,998,452)		578,649,378	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
		Repurchase Agreements: 5.6%
6,633,528	(6)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $6,636,156, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $6,766,199, due 11/01/49-02/01/51)	6,633,528	1.1
7,191,020	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $7,193,875, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,334,840, due 04/25/23-02/20/73)	7,191,020	1.2
3,214,169	(6)	Citadel Securities LLC, Repurchase Agreement dated 03/31/23, 4.88%, due 04/03/23 (Repurchase Amount $3,215,458, collateralized by various U.S. Government Securities, 0.000%-5.375%, Market Value plus accrued interest $3,279,786, due 04/04/23-02/15/53)	3,214,169	0.6
5,000,000	(6)	National Bank Financial, Repurchase Agreement dated 03/31/23, 4.84%, due 04/03/23 (Repurchase Amount $5,001,989, collateralized by various U.S. Government Securities, 0.000%-4.768%, Market Value plus accrued interest $5,099,998, due 04/03/23-09/09/49)	5,000,000	0.9

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

7,882,040	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $7,885,163, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $8,039,681, due 04/06/23-02/20/53)	7,882,040	1.3
3,053,926	(6) State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $3,055,158, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,115,005, due 07/15/25-02/15/51)	3,053,926	0.5

	Total Repurchase Agreements
	(Cost $32,974,683)	32,974,683	5.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
4,105,000	(7) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $4,105,000)	4,105,000	0.7
	Total Short-Term Investments
	(Cost $37,079,683)	37,079,683	6.3

	Total Investments in Securities (Cost $395,078,135)	$615,729,061	105.0
	Liabilities in Excess of Other Assets	(29,522,182)	(5.0)
	Net Assets	$586,206,879	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2023.

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$16,062,888	$–	$–	$16,062,888
Consumer Discretionary	65,688,831	–	–	65,688,831
Consumer Staples	21,783,361	–	–	21,783,361
Energy	37,416,109	–	–	37,416,109
Financials	92,352,545	–	–	92,352,545
Health Care	92,803,379	–	–	92,803,379
Industrials	98,707,284	–	–	98,707,284
Information Technology	71,675,813	–	–	71,675,813
Materials	26,455,496	–	–	26,455,496
Real Estate	36,500,764	–	–	36,500,764
Utilities	19,202,908	–	–	19,202,908
Total Common Stock	578,649,378	–	–	578,649,378
Rights	–	–	–	–
Other	–	–	–	–
Short-Term Investments	4,105,000	32,974,683	–	37,079,683
Total Investments, at fair value	$582,754,378	$32,974,683	$–	$615,729,061
Other Financial Instruments+
Futures	48,213	–	–	48,213
Total Assets	$582,802,591	$32,974,683	$–	$615,777,274

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2023, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
GTX, Inc. - CVR	6/10/2019	799	–
OmniAB, Inc. - 12.5 Earnout Shares	11/2/2022	–	–
OmniAB, Inc. - 15 Earnout Shares	11/2/2022	–	–
Progenics Pharmaceuticals, Inc. - CVR	6/22/2020	–	–
The Fresh Market Holdings, Inc.	11/14/2022	–	–
		$799	$–

At March 31, 2023, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	93	06/16/23	$8,432,775	$48,213
			$8,432,775	$48,213

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $406,551,147.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$284,748,571
Gross Unrealized Depreciation	(75,522,444)
Net Unrealized Appreciation	$209,226,127